              As filed with the Securities and Exchange Commission.
                                                       '33 Act File No. 33-85164
                                                       '40 Act File No. 811-5606

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES         [X]
                                   ACT OF 1933


                         Post Effective Amendment No. 9


                                       and
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 21                  [X]


                        NATIONWIDE VA SEPARATE ACCOUNT-A
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

     DENNIS W. CLICK, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

       This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, Statement of Additional Information and Financial Statements.

       It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on September 24, 1999 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] on (date) pursuant to paragraph (a) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                    1 of 103

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

Caption in Prospectus and Statement of Additional Information and Other Information

N-4 ITEM                                                                                        PAGE
Part A    INFORMATION REQUIRED IN A PROSPECTUS
    Item   1.  Cover Page..........................................................................4
    Item   2.  Definitions.........................................................................5
    Item   3.  Synopsis or Highlights.............................................................11
    Item   4.  Condensed Financial Information....................................................12
    Item   5.  General Description of Registrant, Depositor, and Portfolio Companies
               (Disclosure regarding use of multiple prospectuses under Registration Statement)...14
    Item   6.  Deductions and Expenses............................................................16
    Item   7.  General Description of Variable Annuity Contracts..................................20
    Item   8.  Annuity Period.....................................................................27
    Item   9.  Death Benefit and Distributions....................................................29
    Item  10.  Purchases and Contract Value.......................................................20
    Item  11.  Redemptions........................................................................23
    Item  12.  Taxes..............................................................................33
    Item  13.  Legal Proceedings..................................................................40
    Item  14.  Table of Contents of the Statement of Additional Information.......................43

Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
    Item  15.  Cover Page.........................................................................46
    Item  16.  Table of Contents..................................................................46
    Item  17.  General Information and History....................................................46
    Item  18.  Services...........................................................................46
    Item  19.  Purchase of Securities Being Offered...............................................47
    Item  20.  Underwriters.......................................................................47
    Item  21.  Calculation of Performance Information.............................................47
    Item  22.  Annuity Payments...................................................................48
    Item  23.  Financial Statements...............................................................49

Part C   OTHER INFORMATION
    Item  24.  Financial Statements and Exhibits..................................................81
    Item  25.  Directors and Officers of the Depositor............................................83
    Item  26.  Persons Controlled by or Under Common Control with the Depositor or Registrant.....85
    Item  27.  Number of Contract Owners..........................................................97
    Item  28.  Indemnification....................................................................97
    Item  29.  Principal Underwriter..............................................................97
    Item  30.  Location of Accounts and Records...................................................99
    Item  31.  Management Services................................................................99
    Item  32.  Undertakings......................................................................100

                                    2 of 103

                     SUPPLEMENT DATED SEPTEMBER 24, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VA SEPARATE ACCOUNT - A

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

1. EFFECTIVE JULY 6, 1999, ALL REFERENCES TO WARBURG PINCUS ASSET MANAGEMENT, INC. IN YOUR PROSPECTUS CHANGED TO:

                       Credit Suisse Asset Management, LLC

2. EFFECTIVE SEPTEMBER 1, 1999, "APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS" LOCATED ON PAGES 41 THROUGH 42 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

       NATIONWIDE SEPARATE ACCOUNT TRUST
       Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Effective September 1, 1999, the investment advisory services previously performed by Nationwide Advisory Services ("NAS") were transferred to Villanova Mutual Fund Capital Trust ("VMF"), an affiliate of NAS and an indirect subsidiary of Nationwide Financial Services, Inc. The portfolio managers and subadvisers for each of the Funds continue to manage the Funds after the transfer to VMF.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VA Separate Account-A

                   The date of this prospectus is May 1, 1999.
--------------------------------------------------------------------------------

This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

FEDERATED INSURANCE SERIES
o      Federated American Leaders Fund II
o      Federated High Income Bond Fund II*

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
o      VIP Equity-Income Portfolio
o      VIP Overseas Portfolio

MFS(R) VARIABLE INSURANCE TRUSTSM
o      MFS(R) Emerging Growth Series*
o      MFS(R) Total Return Series*

NATIONWIDE SEPARATE ACCOUNT TRUST
o      Government Bond Fund
o      Money Market Fund
o Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.)

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual fund options of the Nationwide VA Separate Account-A ("variable account") may be allocated to the fixed account.

The Statement of Additional Information (dated May 1, 1999) which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 40.

For general information or to obtain FREE copies of the:
  o  Statement of Additional Information
  o  prospectus for any underlying mutual fund
  o  required Nationwide forms,

call:        1-800-533-5622
       TDD   1-800-238-3035

or write:

       NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
       P.O. BOX 182008
       COLUMBUS, OHIO 43218-2008

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:
o  A BANK DEPOSIT                              o  FEDERALLY INSURED
o  ENDORSED BY A BANK OR GOVERNMENT AGENCY     o  AVAILABLE IN EVERY STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    4 of 103

GLOSSARY OF SPECIAL TERMS


ACCUMULATION UNIT- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract and any amount held in the fixed account.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option that is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans which receive favorable tax treatment under
Section 401 or 403(a) of the Internal Revenue Code.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VA Separate Account-A, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

                                    5 of 103

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS......................................................2

SUMMARY OF CONTRACT EXPENSES...................................................5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES.........................................6

EXAMPLE........................................................................7

SYNOPSIS OF THE CONTRACTS......................................................8

FINANCIAL STATEMENTS...........................................................8

CONDENSED FINANCIAL INFORMATION................................................9

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY.................................11

NATIONWIDE ADVISORY SERVICES, INC.............................................11

INVESTING IN THE CONTRACT.....................................................11
     The Variable Account and Underlying Mutual Funds
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...............................................13
     Contract Maintenance Charge
     Mortality and Expense Risk Charge
     Administration Charge
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT OWNERSHIP............................................................16
     Joint Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................................17
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers

RIGHT TO REVOKE...............................................................20

SURRENDER (REDEMPTION)........................................................20
     Surrenders Under a Texas Optional Retirement Program
     Surrenders Under a Qualified Plan or Tax Sheltered Annuity

LOAN PRIVILEGE................................................................21
     Minimum & Maximum Loan Amounts
     Loan Processing Fee
     How Loan Requests are Processed
     Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT....................................................................23

CONTRACT OWNER SERVICES.......................................................23
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................................24

ANNUITIZING THE CONTRACT......................................................24
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Annuity Payment Options

DEATH BENEFITS................................................................26
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................................27
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Qualified Plans and Tax Sheltered Annuities Required Distributions for Individual Retirement Annuities and SEP IRAs Required Distributions for Roth IRAs

FEDERAL TAX CONSIDERATIONS....................................................30
     Federal Income Taxes
     Qualified Plans, IRAs, SEP IRAs, and Tax Sheltered Annuities
     Roth IRAs

                                    6 of 103

     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Puerto Rico
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................................36

YEAR 2000 COMPLIANCE ISSUES...................................................36

LEGAL PROCEEDINGS.............................................................37

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY...............................38

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................40

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............................41

                                    7 of 103

SUMMARY OF CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless the contract owner meets an available exception.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments surrendered)..............7%(1)

Range of CDSC over time:

--------------------------------------------------------------
     Number of Completed                        CDSC
     Years from Date of                      Percentage
      Purchase Payment
--------------------------------------------------------------
              0                                  7%
--------------------------------------------------------------
              1                                  6%
--------------------------------------------------------------
              2                                  5%
--------------------------------------------------------------
              3                                  4%
--------------------------------------------------------------
              4                                  3%
--------------------------------------------------------------
              5                                  2%
--------------------------------------------------------------
              6                                  1%
--------------------------------------------------------------
              7                                  0%
--------------------------------------------------------------

(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

       a)     10% of all purchase payments made to the contract; or
       b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code

   This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

  Withdrawals may be restricted for contracts issued to fund a Tax Sheltered Annuity plan or other Qualified Plan.



MAXIMUM CONTRACT
MAINTENANCE CHARGE.........................$50(2)

VARIABLE ACCOUNT CHARGES(3)
(as a percentage of average account value)

Mortality and Expense Risk Charge.........1.25%
Administration Charge.....................0.15%
     Total Variable Account Charges.......1.40%

(2) The one-time Contract Maintenance Charge is deducted when the contract is established. This charge ranges from $0 to $50, depending on the plan type and initial purchase payment (see "Contract Maintenance Charge").

(3) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annual rate noted above.

Nationwide may assess a loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee (see "Loan Privilege").

                                    8 of 103

                                      UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE REIMBURSEMENT)

------------------------------------------------------------------------------------------------------------------
                                                     Management        Other           12b-1        Total Mutual
                                                        Fees         Expenses           Fees       Fund Expenses
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated American         0.74%          0.14%            0.00%           0.88%
Leaders Fund II
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated High             0.60%          0.18%            0.00%           0.78%
Income Bond Fund II
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                    0.49%          0.08%            0.00%           0.57%
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                         0.74%          0.15%            0.00%           0.89%
------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust(sm) - MFS(R)             0.75%          0.10%            0.00            0.85%
Emerging Growth Series
------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust(sm) - MFS(R)             0.75%          0.25%            0.00            1.00%
Total Return Series
------------------------------------------------------------------------------------------------------------------
NSAT - Government Bond Fund                             0.50%          0.07%            0.00            0.57%
------------------------------------------------------------------------------------------------------------------
NSAT - Money Market Fund                                0.40%          0.06%            0.00%           0.46%
------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                    1.00%          0.07%            0.00%           1.07%
------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

------------------------------------------------------------------------------------------------------------------
                                                     Management        Other           12b-1        Total Mutual
                                                        Fees         Expenses           Fees       Fund Expenses
------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated American         0.75%          0.14%            0.00%           0.89%
Leaders Fund II
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                    0.49%          0.09%            0.00%           0.58%
------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                         0.74%          0.17%            0.00%           0.91%
------------------------------------------------------------------------------------------------------------------

                                    9 of 103

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects variable account charges of 1.40% of the daily net assets of the variable account. The example reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly. Deductions for premium taxes are not reflected but may apply.

The summary of contract expenses and example are to help contract owners understand the expenses associated with the contract.

-----------------------------------------------------------------------------------------------------------------------------------
                                If you surrender your           If you do not surrender your      If you annuitize your contract
                                       contract                  contract at the end of the        at the end of the applicable
                             at the end of the applicable          applicable time period                 time period
                                     time period
-----------------------------------------------------------------------------------------------------------------------------------
                            1 Yr.  3 Yrs.   5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.   5 Yrs.  10 Yrs.   1 Yr.  3 Yrs.   5 Yrs.   10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance          92     124      159      275       29      79      132      275       *      79      132       275
Series - Federated
American Leaders Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Federated Insurance          91     121      153      265       28      76      126      265       *      76      126       265
Series - Federated High
Income Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP                 89     114      142      242       26      69      115      242       *      69      115       242
Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas        93     125      159      276       30      80      132      276       *      80      132       276
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable               92     123      157      272       29      78      130      272       *      78      130       272
Insurance Trust(sm) -
MFS(R)Emerging Growth
Series
-----------------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable               92     123      157      272       29      78      130      272       *      78      130       272
Insurance Trust(sm) -
MFS(R)Total Return Series
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond         89     114      142      242       26      69      115      242       *      69      115       242
Fund
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market            89     114      142      242       26      69      115      242       *      69      115       242
Fund
-----------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small        94     130      169      295       31      85      142      295       *      85      142       295
Company Fund
-----------------------------------------------------------------------------------------------------------------------------------

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

                                   10 of 103

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)."

The contracts can be categorized as:

o      Non-Qualified
o      Individual Retirement Annuities
o      Roth IRAs
o      SEP IRAs
o      Tax Sheltered Annuities, and
o      Qualified.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------------
                        MINIMUM INITIAL          MINIMUM
    CONTRACT               PURCHASE            SUBSEQUENT
      TYPE                  PAYMENT             PAYMENTS
-------------------------------------------------------------
Non-Qualified               $5,000                  $0
-------------------------------------------------------------
IRA                         $2,000                  $0
-------------------------------------------------------------
Roth IRA                    $2,000                  $0
-------------------------------------------------------------
SEP IRA                     $2,000                  $0
-------------------------------------------------------------
Tax Sheltered Annuity         $0                    $0
-------------------------------------------------------------
Qualified                     $0                    $0
-------------------------------------------------------------

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annual rate of 1.25% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and administrative risks (see "Mortality and Expense Risk Charge").

Nationwide deducts an Administration Charge of 0.15% of the daily net assets of the variable account. Nationwide assesses this charge in return for incurring administrative expenses related to contract issuance and maintenance (see "Administration Charge").

When the contract is established, Nationwide will deduct a one-time Contract Maintenance Charge. This charge ranges from $0 to $50, depending on the plan type and initial purchase payment (see "Contract Maintenance Charge").

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. The payments will be based on the annuity payment option chosen at the time of application (see "Annuity Payment Options").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or the amount required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.

                                   11 of 103

CONDENSED FINANCIAL INFORMATION

Accumulation unit values for accumulation units outstanding throughout the period.

-----------------------------------------------------------------------------------------------------------------
UNDERLYING                 ACCUMULATION       ACCUMULATION      PERCENTAGE          NUMBER OF        YEAR
MUTUAL FUND                UNIT VALUE AT      UNIT VALUE AT     CHANGE IN           ACCUMULATION
                           BEGINNING OF       END OF PERIOD     ACCUMULATION        UNITS AT END
                           PERIOD                               UNIT VALUE          OF PERIOD
-----------------------------------------------------------------------------------------------------------------
Federated Insurance        15.509873          17.987623         15.98%                  0            1998
Series - Federated         11.886326          15.509873         30.49%                  0            1997
American Leaders           10.000000          11.886326         18.86%                  0            1996
Fund II - Q
-----------------------------------------------------------------------------------------------------------------
Federated Insurance        15.509873          17.987623         15.98%              1,743            1998
Series - Federated         11.886326          15.509873         30.49%              1,743            1997
American Leaders           10.000000          11.886326         18.86%                  0            1996
Fund II - NQ
-----------------------------------------------------------------------------------------------------------------
Federated Insurance        12.638879          12.798283          1.26%                  0            1998
Series - Federated         11.260755          12.638879         12.24%                  0            1997
High Income Bond           10.000000          11.260755         12.61%                  0            1996
Fund II - Q
-----------------------------------------------------------------------------------------------------------------
Federated Insurance        12.638879          12.798283          1.26%             11,514            1998
Series - Federated         11.260755          12.638879         12.24%              8,255            1997
High Income Bond           10.000000          11.260755         12.61%              4,865            1996
Fund II - NQ
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP               19.161385          21.089978         10.06%                870            1998
Equity-Income              15.169422          19.161385         26.32%                870            1997
Portfolio - Q              13.462945          15.169422         12.68%                  0            1996
                           10.106677          13.462945         33.21%                  0            1995
                           10.000000          10.106677          1.07%                  0            1994
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP               19.161385          21.089978         10.06%              9,450            1998
Equity-Income              15.169422          19.161385         26.32%              7,470            1997
Portfolio - NQ             13.462945          15.169422         12.68%              3,700            1996
                           10.106677          13.462945         33.21%                  0            1995
                           10.000000          10.106677          1.07%                  0            1994
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP               12.194007          13.556393         11.17%                  0            1998
Overseas Portfolio - Q     11.086098          12.194007          9.99%                  0            1997
                           10.000000          11.086098         10.86%                  0            1996
-----------------------------------------------------------------------------------------------------------------
Fidelity VIP               12.194007          13.556393         11.17%              2,025            1998
Overseas Portfolio - NQ    11.086098          12.194007          9.99%              2,025            1997
                           10.000000          11.086098         10.86%                  0            1996
-----------------------------------------------------------------------------------------------------------------

                                   12 of 103

-----------------------------------------------------------------------------------------------------------------
UNDERLYING                 ACCUMULATION       ACCUMULATION      PERCENTAGE          NUMBER OF        YEAR
MUTUAL FUND                UNIT VALUE AT      UNIT VALUE AT     CHANGE IN           ACCUMULATION
                           BEGINNING OF       END OF PERIOD     ACCUMULATION        UNITS AT END
                           PERIOD                               UNIT VALUE          OF PERIOD
-----------------------------------------------------------------------------------------------------------------
MFS(R)Variable             13.882402          18.364204         32.28%                  0            1998
Insurance Trust(sm) -      11.549651          13.882402         20.20%                  0            1997
MFS(R)Emerging             10.000000          11.549651         15.50%                  0            1996
Growth Series - Q
-----------------------------------------------------------------------------------------------------------------
MFS(R)Variable             13.882402          18.364204         32.28%              8,948            1998
Insurance Trust(sm) -      11.549651          13.882402         20.20%              6,760            1997
MFS(R)Emerging             10.000000          11.549651         15.50%              4,480            1996
Growth Series - NQ
-----------------------------------------------------------------------------------------------------------------
MFS(R)Variable             13.455752          14.903861         10.76%                  0            1998
Insurance Trust(sm) -      11.250472          13.455752         19.60%                  0            1997
MFS(R)Total Return         10.000000          11.250472         12.50%                  0            1996
Series - Q
-----------------------------------------------------------------------------------------------------------------
MFS(R)Variable             13.455752          14.903861         10.76%              1,840            1998
Insurance Trust(sm) -      11.250472          13.455752         19.60%              1,840            1997
MFS(R)Total Return         10.000000          11.250472         12.50%                  0            1996
Series - NQ
-----------------------------------------------------------------------------------------------------------------
NSAT Government            13.029041          13.991089          7.38%                  0            1998
Bond Fund - Q              12.049218          13.029041          8.13%                  0            1997
                           11.809424          12.049218          2.03%                  0            1996
                           10.085978          11.809424         17.09%                  0            1995
                           10.000000          10.085978          0.86%                  0            1994
-----------------------------------------------------------------------------------------------------------------
NSAT Government            13.029041          13.991089          7.38%                  0            1998
Bond Fund - NQ             12.049218          13.029041          8.13%                  0            1997
                           11.809424          12.049218          2.03%                  0            1996
                           10.085978          11.809424         17.09%                  0            1995
                           10.000000          10.085978          0.86%                  0            1994
-----------------------------------------------------------------------------------------------------------------
NSAT Money                 11.242681          11.667726          3.78%                  0            1998
Market Fund - Q*           10.832592          11.242681          3.79%                  0            1997
                           10.452337          10.832592          3.64%                  0            1996
                           10.032917          10.452337          4.18%                  0            1995
                           10.000000          10.032917          0.33%                  0            1994
-----------------------------------------------------------------------------------------------------------------
NSAT Money                 11.242681          11.667726          3.78%                  0            1998
Market Fund - NQ*          10.832592          11.242681          3.79%                  0            1997
                           10.452337          10.832592          3.64%                  0            1996
                           10.032917          10.452337          4.18%                  0            1995
                           10.000000          10.032917          0.33%                  0            1994
-----------------------------------------------------------------------------------------------------------------

                                   13 of 103

-----------------------------------------------------------------------------------------------------------------
UNDERLYING                 ACCUMULATION       ACCUMULATION      PERCENTAGE          NUMBER OF        YEAR
MUTUAL FUND                UNIT VALUE AT      UNIT VALUE AT     CHANGE IN           ACCUMULATION
                           BEGINNING OF       END OF PERIOD     ACCUMULATION        UNITS AT END
                           PERIOD                               UNIT VALUE          OF PERIOD
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide            14.076008          14.019028         -0.40%                  0            1998
Small Company              12.165184          14.076008         15.71%                  0            1997
Fund - Q                   10.000000          12.165184         21.65%                  0            1996
-----------------------------------------------------------------------------------------------------------------
NSAT Nationwide            14.076008          14.019028         -0.40%                  0            1998
Small Company              12.165184          14.076008         15.71%                  0            1997
Fund - NQ                  10.000000          12.165184         21.65%                  0            1996
-----------------------------------------------------------------------------------------------------------------

*The 7-day yield on the NSAT Money Market Fund as of December 31, 1998, was
3.42%.


NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981. Nationwide is a member of the "Nationwide Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in 48 states and the District of Columbia.

NATIONWIDE ADVISORY SERVICES, INC.

The contracts are distributed by the general distributor, Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215. NAS is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VA Separate Account-A is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the separate account on May 6, 1987, pursuant to Ohio law. The variable account was originally established as the "Financial Horizons VA Separate Account - 1." Subsequently, the name was changed to "Nationwide VA Separate Account - A" by a Board of Directors resolution. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other contains shares attributable to accumulation units under Individual Retirement Annuities, Roth IRAs, SEP IRAs, Tax Sheltered Annuities and Qualified Contracts.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual

                                   14 of 103
funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

       1) shares of a current underlying mutual fund are no longer available for investment; or

       2)     further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in other Nationwide separate accounts. It is used to support Nationwide's annuity and insurance

                                   15 of 103
obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rates(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying mutual funds in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations that are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the underlying mutual fund options.

o Dollar Cost Averaging - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

STANDARD CHARGES AND DEDUCTIONS

CONTRACT MAINTENANCE CHARGE

Nationwide deducts a Contract Maintenance Charge in exchange for administrative expenses involved in issuing and maintaining the contract. There is no Contract Maintenance Charge for contracts issued as Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts. For IRAs and Non-Qualified Contracts, the Contract Maintenance Charge is a

                                   16 of 103
one-time fee that varies with the initial purchase payment as follows:

-----------------------------------------------------------
         Initial                           One-Time
        Purchase                     Contract Maintenance
         Payment                            Charge
-----------------------------------------------------------
      Up to $14,999                           $50
-----------------------------------------------------------
   $15,000 to $39,999                         $30
-----------------------------------------------------------
     $40,000 and Up                           $0
-----------------------------------------------------------

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual rate of 1.25% of the daily net assets of the variable account.

The mortality risk charges (0.80%) compensate Nationwide for guaranteeing the annuity rate of the contracts. This guarantee ensures that the annuity rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk charges (0.45%) compensate Nationwide for guaranteeing that administration charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

ADMINISTRATION CHARGE

Nationwide deducts an Administration Charge from the variable account. This amount is computed on a daily basis, and is equal to an annual to an annual rate of 0.15% of the daily net assets of the variable account.

The Administration Charge compensates Nationwide for administrative expenses related to contract issuance and maintenance.

If this charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

-------------------------------------------------------------
    Number of Years                          CDSC
     from Date of                         Percentage
   Purchase Payment
-------------------------------------------------------------
            0                                 7%
-------------------------------------------------------------
            1                                 6%
-------------------------------------------------------------
            2                                 5%
-------------------------------------------------------------
            3                                 4%
-------------------------------------------------------------
            4                                 3%
-------------------------------------------------------------
            5                                 2%
-------------------------------------------------------------
            6                                 1%
-------------------------------------------------------------
            7                                 0%
-------------------------------------------------------------

The CDSC is used to cover sales expenses, including commissions (maximum of 6.9% of purchase payments), production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the Contract Maintenance Charge and other variable account charges, since Nationwide may generate a profit from these charges.

Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% tax penalty. In addition, all or a portion of the withdrawal may be subject to federal income taxes (see "Non-Qualified Contracts Natural Persons as Contract Owners").

                                   17 of 103

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
     (a)  10% of all purchase payments; or
     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:
     (1) upon the annuitization of contracts which have been in force for at least two years;
     (2)  upon payment of a death benefit; or
     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the fixed account or the variable account. Nationwide may waive the CDSC if a contract described in this prospectus is exchanged for another Nationwide contract (or a contract of any of its affiliated insurance companies). A CDSC may apply to the contract received in the exchange.

A contract held by a Charitable Remainder Trust may withdraw CDSC-free the greater of (a) or (b), where:

(a) is the amount which would otherwise be available for withdrawal without a CDSC; and

(b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

Nationwide will waive the CDSC on Qualified Contracts and Tax Sheltered Annuities when:

o the plan participant experiences a hardship (as provided in Internal Revenue Code Section 403(b) and as defined for purposes of Section 401(k));

o the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

o the plan participant reaches age 591/2 and has participated in the contract for least 5 years (as determined from the previous contract anniversary);

o the plan participant has participated in the contract for at least 15 years (as determined from the previous contract anniversary);

o    the plan participant dies; or

o the contract is annuitized after 2 years from the date of contract issuance.

Nationwide may waive or reduce the CDSC for Non-Qualified Contracts when sales are made without commission or other standard distribution expenses, resulting in savings of distribution costs.

Nationwide will waive the CDSC if:

1)   the third contract anniversary has passed; and

2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:
(1)  the time the contract is surrendered;
(2)  annuitization; or

                                   18 of 103

(3) such earlier date as Nationwide becomes subject to premium taxes. Premium taxes may be deducted from death benefit proceeds.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    Joint owners can only be named for Non-Qualified Contracts;

o Joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o The exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o An election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner;

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person(s) who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or

                                   19 of 103
not the annuitant was living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------------------------------------------------
                            MINIMUM              MINIMUM
   CONTRACT             INITIAL PURCHASE        SUBSEQUENT
     TYPE                   PAYMENT              PAYMENTS
---------------------------------------------------------------
Non-Qualified               $5,000                  $0
---------------------------------------------------------------
IRA                         $2,000                  $0
---------------------------------------------------------------
Roth IRA                    $2,000                  $0
---------------------------------------------------------------
SEP IRA                     $2,000                  $0
---------------------------------------------------------------
Tax Sheltered Annuity         $0                    $0
---------------------------------------------------------------
Qualified                     $0                    $0
---------------------------------------------------------------

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o   New Year's Day                         o   Independence Day
o   Martin Luther King, Jr. Day            o   Labor Day
o   Presidents Day                         o   Thanksgiving
o   Good Friday                            o   Christmas
o   Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     1) the value of amounts allocated to the sub-accounts of the variable account; and

                                   20 of 103

     2)   amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

     (c) is a factor representing the daily variable account charges. The factor is equal to an annual rate of 1.40% of the daily net assets of the variable account.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

     1) adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

     2)   adding any interest earned on the amounts allocated.

TRANSFERS

Transfers from the Fixed Account to the Variable Account

Fixed account allocations may be transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the

                                   21 of 103
variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account when the fixed account value is greater than or equal to 30% of the contract value at the time the purchase payment is made or the transfer is requested.

Transfer Requests

Nationwide will accept transfer requests in writing or, in those states that allow them, over the telephone. Nationwide will use reasonable procedures to confirm that telephone instructions are genuine and will not be liable for following telephone instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone exchange privilege upon 30 days written notice to contract owners.

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market-timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market-timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

                                   22 of 103

o submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

o submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC from either:

     a)   the amount requested; or

     b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect variable account charges, underlying mutual fund charges, Contract Maintenance Charge, and the investment performance of the underlying mutual funds. A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

                                   23 of 103

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

Due to the restrictions described above, a participant under this plan will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940.

SURRENDERS UNDER A QUALIFIED PLAN OR TAX SHELTERED ANNUITY

Contract owners of a Qualified Plan orTax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A. Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:
     1. when the contract owner reaches age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or
     2. in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B.   The surrender limitations described in Section A also apply to:
     1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
     2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
     3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C. Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Plan terms and the Internal Revenue Code may modify surrender provisions when the contract is issued to fund a Qualified Plan.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Qualified Contracts and Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the

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terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

---------------------------------------------------------------
                  CONTRACT       MAXIMUM OUTSTANDING
                  VALUES         LOAN BALANCE ALLOWED
---------------------------------------------------------------
NON-ERISA         up to          up to 80% of contract value
PLANS             $20,000        (not more than $10,000)
---------------------------------------------------------------
                  $20,000        up to 50% of contract value
                  and over       (not more than $50,000*)
---------------------------------------------------------------
ERISA             All            up to 50% of contract value
PLANS                            (not more than $50,000*)
---------------------------------------------------------------

* The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. If assessed, this fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts and the fixed account in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. No CDSC will be deducted on transfers related to loan processing.

INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide.
It is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.

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TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

IRAs, Roth IRAs, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan or Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

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DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Contract owners may participate in this program if their contract value is $15,000 or more. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the following underlying mutual funds: NSAT Government Bond Fund and NSAT Money Market Fund to any other underlying mutual fund. The minimum monthly transfer is $100. Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value when the Dollar Cost Averaging program is requested.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. A CDSC may apply.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed, and must be at least 2 years after the contract is issued. If the contract is issued to fund a Qualified Plan or Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment

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will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date on an age last birthday basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date on an age last birthday basis by:

     1)   deducting applicable premium taxes from the total contract value; then

     2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate of 3.5%.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the variable payment annuity purchase rate basis in the contracts.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be in writing. Exchanges will occur on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

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o the amount to be distributed is less than $2,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. IRAs, SEP IRAs, Qualified Contracts, and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the annuitant becomes the contract owner.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not the contract owner dies before the annuitization date, a death benefit is payable to the beneficiary.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the

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death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of the Annuitant - Non-Qualified Contracts" provision.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

For contracts issued ON OR AFTER the later of May 1, 1998 or the date state insurance authorities approve applicable contract modifications, if the annuitant dies before his or her 85th birthday and before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the contract value as of the most recent 5-year contract anniversary, less an adjustment for amounts surrendered since the most recent 5-year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

For contracts issued BEFORE May 1, 1998 or the date state insurance authorities approve applicable contract modifications, if the annuitant dies before his or her 85th birthday and before the annuitization date, the death benefit will be the greatest of:

          (1)  the contract value; or

          (2)  the total of all purchase payments, less any amounts surrendered;
               or

          (3) the contract value as of the most recent 5-year contract anniversary, less any amounts surrendered since the most recent 5-year contract anniversary.

If the annuitant dies on or after his or her 85th birthday and before the annuitization date, the death benefit will equal the contract value.

REQUIRED DISTRIBUTIONS

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made according to those requirements:

     1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the

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          death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations;

          b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:

     a) the death of the annuitant will be treated as the death of a contract owner;

     b) any change of annuitant will be treated as the death of a contract owner; and

     c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR QUALIFIED PLANS AND TAX SHELTERED ANNUITIES

Distributions from Qualified Plans and Tax Sheltered Annuities will be made according to the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the selected annuity payment option over a period not longer than

     a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in a) or b), the payments will begin on the required beginning date. The required beginning date is the later of:

     a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     b)   the annuitant's retirement date.

Provision b) does not apply to any employee who is a 5% owner (as defined in
Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distributions commencing on the required distribution date must satisfy minimum distribution and incidental benefit provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered

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Annuity determined by the end of the previous calendar year by (a) the annuitant's life expectancy; or, if applicable, (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary. The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Qualified Plan or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES AND SEP IRAS

Distributions from an Individual Retirement Annuity or SEP IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distribution may be paid in a lump sum or in substantially equal payments over:

     a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity or SEP IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

          1) treat the contract as an Individual Retirement Annuity or SEP IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement

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Annuity, Individual Retirement Account, or SEP IRA of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Individual Retirement Annuity and SEP IRA distributions will not receive the favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

          1) treat the contract as a Roth IRA established for his or her benefit; or

          2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "nonqualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

Contract owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts.

Section 72 of the Internal Revenue Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) IRAs, including SEP IRAs; (2) Roth IRAs; (3) Tax Sheltered Annuities; (4) Qualified Contracts; and (5) Non-Qualified Contracts. Each type of annuity is discussed below.

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IRAs, SEP IRAs, and Individual Retirement Accounts

Distributions from IRAs, SEP IRAs and contracts owned by Individual Retirement Accounts are generally taxed when received. The excludable portion of each payment is based on the ratio between the amount by which non-deductible purchase payments to all the contracts exceeds prior non-taxable distributions from the contracts, and the total account balances in the contracts at the time of the distribution. The owner of the IRA, SEP IRA or the annuitant under contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service:

     o    the amount of nondeductible purchase payments;

     o    the amount of any distributions;

     o the amount by which nondeductible purchase payments for all years exceed non-taxable distributions for all years; and

     o the total balance in all Individual Retirement Annuities and Individual Retirement Accounts.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

     (i) it is made on or after the date on which the contract owner attains age 59 1/2;

     (ii) it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

     (iii) it is attributable to the contract owner's disability; or

     (iv) it is a qualified first-time homebuyer distribution (as defined in Section 72(t)(2)(F) of the Internal Revenue Code).

If the Roth IRA does not have any qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five year period beginning with the first contribution to the Roth IRA. If the Roth IRA contains qualified rollover contributions from a retirement plan other than a Roth IRA (or income allocable thereto), the five year rule is satisfied if the distribution is not made within the five taxable year period commencing with the taxable year in which the qualified rollover contribution was made.

A non-qualified distribution is any distribution that is not a qualified distribution.

A qualified distribution is not included in gross income for federal income tax purposes. A non-qualified distribution is not includible in gross income to the extent that the distribution, when added to all previous distributions, does not exceed that total amount of contributions made to the Roth IRA. Any nonqualified distribution in excess of the aggregate amount of contributions will be included in the contract owner's gross income in the year that is distributed to the contract owner.

Taxable distributions will not receive the same favorable tax treatment of a lump sum distribution from a Qualified Plan. If the contract owner dies before the contract is completely distributed, the balance will also be included in the contract owner's gross estate for tax purposes.

A change of the annuitant or contingent annuitant may be treated by the Internal Revenue Service as a taxable transaction.

Qualified Contracts and Tax Sheltered Annuities

Distributions from Qualified Contracts and Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula required by the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number

                                   34 of 103
of anticipated payments (as determined pursuant to Section 72(d) of the Internal Revenue Code) until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

Non-Qualified Contracts - Natural Persons as Contract Owners

The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment is excludable from taxable income based on the ratio between the contract owner's investment in the contract and the expected return on the contract until the investment has been recovered. Thereafter the entire amount is includible in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income and no additional payments are due after his or her death, then he or she may be entitled to a deduction for the balance of the investment on his or her final income tax return.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the contract that is assigned or pledged; or for contracts issued after April 22, 1987, any portion of the contract transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during any 12-month period will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations.

Distributions before the annuitization date allocable to a portion of the contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on earnings from contributions made to the contract after February 28, 1986. There are exceptions for immediate annuities and certain contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium contract on which payments begin within one year of purchase. If this contract is issued as the result of an exchange described in Section 1035 of the Internal Revenue Code, for purposes of determining whether the contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

Internal Revenue Code Section 72 also assesses a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includible in gross income. The penalty tax does not apply if the distribution

     1)   is the result of a contract owner's death;

     2)   is the result of a contract owner's disability;

     3) is one of a series of substantially equal periodic payments made over the life or life expectancy of the contract owner (or the joint lives or joint life expectancies of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner);

     4)   is for the purchase of an immediate annuity;

     5)   is allocable to an investment in the contract before August 14, 1982.

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A contract owner that wants to begin taking distributions to which the 10% tax penalty does not apply should forward a written request to Nationwide. Upon receipt of this written request, Nationwide will inform the contract owner of Nationwide's policies and procedures, as well as contract limitations. An election to begin taking these withdrawals will be irrevocable and may not be amended or changed.

In order to qualify as an annuity contract under Section 72 of the Internal Revenue Code, the contract must provide for distribution of the entire contract upon a contract owner's death.

The Internal Revenue Code requires that any election to receive an annuity instead of a lump sum payment be made within 60 days after the lump sum becomes payable (generally, within 60 days of the death of a contract owner or the annuitant). As long as the election is made within the 60 day period, each distribution will be taxable when it is paid. Upon the end of this 60 day period, if no election has been made, the entire amount of the lump sum will be subject to immediate tax, even if the payee decides at a later date to take the distribution as an annuity.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned (or, pursuant to Section 72(u) of the Internal Revenue Code, deemed to be owned) by individuals. Different rules apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities ("non-natural persons") are not treated as annuity contracts under the Internal Revenue Code. Specifically, they are not treated as annuity contracts for purposes of Section 72. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract to the contract owner.

This non-natural person rule does not apply to all entity-owned contracts. A contract that is owned by a non-natural person for as an agent for an individual is treated as owned by the individual. This would put the contract back under
Section 72, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rule also does not apply to contracts that are:

     a) acquired by the estate of a decedent by reason of the death of the decedent;

     b) issued in connection with certain qualified retirement plans and individual retirement plans;

     c)   used in connection with certain structured settlements;

     d) purchased by an employer upon the termination of certain qualified retirement plans; or

     e)   an immediate annuity.

QUALIFIED PLANS, IRAS, SEP IRAS AND TAX SHELTERED ANNUITIES

Contract owners looking for information on eligibility, limitations on permissible amounts of purchase payments, and the tax consequences of distributions from Qualified Plans, IRAs, SEP IRAs and Tax Sheltered Annuities should contact a qualified adviser. The terms of each plan may limit the rights available under the contracts.

Section 403(b)(1)(E) of the Internal Revenue Code requires a contract issued as a Tax Sheltered Annuity to limit purchase payments for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Internal Revenue Code. This limit is increased from time to time to reflect increases in the cost of living. This limit may be reduced by deposits, contributions or payments made to another Tax Sheltered Annuity or other plan,

                                   36 of 103
contract or arrangement by or on behalf of the contract owner.

The Internal Revenue Code allows most distributions from Qualified Plans to be rolled into other Qualified Plans, IRAs, or SEP IRAs. Most distributions from Tax Sheltered Annuities may be rolled into another Tax Sheltered Annuity, IRA, or SEP IRA. Distributions that may NOT be rolled over are those that are:

     a) one of a series of substantially equal annual (or more frequent) payments made:

          1)   over the life (or life expectancy) of the contract owner;

          2) over the joint lives (or joint life expectancies) of the contract owner and the contract owner's designated beneficiary;

          3)   for a specified period of ten years or more; or

     b)   a required minimum distribution.

Any distribution that is eligible for rollover will be subject to federal tax withholding of 20% if the distribution is not rolled into an appropriate plan as described above.

IRAs and SEP IRAs may not provide life insurance benefits. If the death benefit exceeds the greater of the contract's cash value or the sum of all purchase payments (less any surrenders), the contract could be considered life insurance. Consequently, the Internal Revenue Service could determine that the IRA or SEP IRA does not qualify for the desired tax treatment.

The contract may be purchased for Qualified Plans electing to comply with section 404(c) of ERISA. The plan and the plan's fiduciaries are responsible for determining and satisfying the requirements of section 404(c).

ROTH IRAS

The contract may be purchased as a Roth IRA. For detailed information on purchasing and holding this contract as a Roth IRA, the contract owner should contact a financial adviser.

The Internal Revenue Code allows distributions from Individual Retirement Accounts and Individual Retirement Annuities to be rolled into Roth IRAs. The rollovers are subject to federal income tax as distributions from the Individual Retirement Account or Individual Retirement Annuity.

For rollovers from Individual Retirement Accounts or Individual Retirement Annuities, all of the income from the rollover will be required to be included in income in the year of the rollover distribution from the Individual Retirement Account or Individual Retirement Annuity.

A distribution from a Roth IRA that contains the proceeds of a rollover from an Individual Retirement Account or Individual Retirement Annuity within the preceding five years could be subject to a 10% penalty, even if the distribution is not taxable. In addition, if the rollover from the Individual Retirement Account or Individual Retirement Annuity was made in 1998, and the income from that rollover was included in income ratably over a four year period, a distribution from the Roth IRA within four years of the rollover may result in the loss of the four year spread, subject to the amount deferred under the four year election to be taxed immediately.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. Contract owners may not waive withholding if the distribution is subject to mandatory back-up withholding (if no mandatory taxpayer identification number is given or if the Internal Revenue Service notifies Nationwide that mandatory back-up withholding is required), or if it is an eligible rollover distribution. Mandatory back-up withholding rates are 31% of income that is distributed.

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NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     2) the distribution is includible in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     o    a transfer of the contract from one contract owner to another; or

     o    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     a) an individual who is two or more generations younger than the contract owner; or

     b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

PUERTO RICO

Under the Puerto Rico tax code, distributions from a Non-Qualified Contract before annuitization are treated as nontaxable return of principal until the principal is fully recovered. Thereafter all distributions are fully taxable. Distributions after annuitization are treated as part taxable income and part nontaxable return of principal. The amount excluded from gross income after annuitization is equal to the amount of the distribution in excess of 3% of the total purchase payments paid, until an
                                       35


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amount equal to the total purchase payments paid has been excluded. Thereafter, the entire distribution is included in gross income. Puerto Rico does not impose an early withdrawal penalty tax. Generally, Puerto Rico does not require income tax to be withheld from distributions of income. A personal adviser should be consulted in these situations.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless

     o    the failure to diversify was accidental;

     o    the failure is corrected; and

     o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. For more details, contact your personal tax and/or financial advisor.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     o    statements showing the contract's quarterly activity;

     o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     o annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing

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information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has developed a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, and elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, Nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses for Nationwide Life Insurance Company ("NLIC), Nationwide's parent, in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. NLIC anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in

                                   40 of 103

Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     o    precious metals;
     o    real estate;
     o    stocks and bonds;
     o    closed-end funds;
     o    bank money market deposit accounts and passbook savings;
     o    CDs; and
     o    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     o    S&P 500;
     o    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     o    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     o    Donoghue Money Fund Average;
     o    U.S. Treasury Note Index;
     o    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     o    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     o    Lipper Analytical Services, Inc.;
     o    CDA/Wiesenberger;
     o    Morningstar;
     o    Donoghue's;
     o    magazines such as:
          --   Money;
          --   Forbes;
          --   Kiplinger's Personal Finance Magazine;
          --   Financial World;
          --   Consumer Reports;
          --   Business Week;
          --   Time;
          --   Newsweek;
          --   National Underwriter;
          --   News and World Report;
     o    LIMRA;
     o    Value;
     o    Best's Agent Guide;

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     o    Western Annuity Guide;
     o    Comparative Annuity Reports;
     o    Wall Street Journal;
     o    Barron's;
     o    Investor's Daily;
     o    Standard & Poor's Outlook; and
     o    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the CDSC and variable account charges of 1.40% of the daily net assets of the variable account but does not reflect premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

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                                             SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in        Date Fund
                                                                                      the Variable      Available in
                                                     1 Year             5 Years          Account        the Variable
               Sub-Account Option                  to 12/31/98        to 12/31/98      to 12/31/98         Account
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated                3.88%               N/A             18.31%          01/02/96
American Leaders Fund II
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated High          -9.84%               N/A              5.14%          01/02/96
Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                 -1.74%               N/A             18.03%          12/01/94
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                      -0.69%               N/A              7.27%          01/02/96
------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust(sm) - MFS(R)          19.67%               N/A             19.16%          01/02/96
Emerging Growth Series
------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust(sm) - MFS(R)          -1.08%               N/A             10.86%          01/02/96
Total Return Series
------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                            -4.29%              4.08%             7.27%          11/01/88
------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                               -7.61%              1.85%             3.41%          11/01/88
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                   -11.31               N/A              8.53%          01/02/96
------------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------
                                                                                        10 Years
                                                                                       to 12/31/98
                                                     1 Year             5 Years        or Life of         Date Fund
               Sub-Account Option                  to 12/31/98        to 12/31/98         Fund            Effective
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated               15.40%               N/A             18.94%          02/10/94
American Leaders Fund II
------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated High           0.75%               N/A              7.85%          03/01/94
Income Bond Fund II
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                  9.51%              17.00%           13.96%          10/09/86
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                      10.62%               8.06%            8.49%          01/28/87
------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust(sm) - MFS(R)          31.62%               N/A             24.62%          07/25/95
Emerging Growth Series
------------------------------------------------------------------------------------------------------------------------
MFS(R)Variable Insurance Trust(sm)  - MFS(R)         10.21%               N/A             16.93%          01/03/95
Total Return Series
------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                             6.85%              5.66%             7.77%          11/08/82
------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                3.28%              3.46%             3.89%          11/10/81
------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                   -0.90%               N/A             15.52%          10/23/95
------------------------------------------------------------------------------------------------------------------------

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

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APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

FEDERATED INSURANCE SERIES
The Federated Insurance Series (the "Trust") is an open-end, management investment company organized as a Massachusetts business trust under a Declaration of Trust on September 15, 1993. Shares of the Trust are sold to insurance companies as funding vehicles for variable annuity contracts and variable life insurance policies issued by the insurance companies. Federated Advisers, a Delaware business trust organized on April 11, 1989, serves as the Trust's adviser.

     FEDERATED AMERICAN LEADERS FUND II
     Investment Objective: Primarily to achieve long-term growth of capital and secondarily, to provide income. This Fund pursues its investment objectives by investing under normal circumstances at least 65% of its total assets in common stock of "blue-chip" companies. "Blue-chip" companies are generally top-quality, established growth companies which, in the opinion of the investment adviser, meet specified criteria which is enumerated in the underlying mutual fund prospectus. There is no assurance that the Fund will achieve its investment objectives.

     FEDERATED HIGH INCOME BOND FUND II
     Investment Objective: To seek high current income by investing primarily (at least 65% of fund assets) in lower-rated corporate bonds. Other fixed income securities in which this Fund invests include, but are not limited to, preferred stocks, debentures, notes, equipment lease certificates, and equipment trust certificates. The potential for capital growth may be considered in the purchase of various fund assets, but only when consistent with the investment objective of high current income.

     This Fund's portfolio consists primarily of lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Purchasers should carefully assess the risks associated with an investment in this Fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. VIP's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies.
Fidelity Management & Research Company ("FMR") is the manager.

     VIP EQUITY-INCOME PORTFOLIO
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities, FMR also will consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP OVERSEAS PORTFOLIO
     Investment Objective: Long term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

MFS(R) VARIABLE INSURANCE TRUST(SM)
The MFS(R) Variable Insurance Trust(SM) ("Trust") is an open-end, registered management investment company organized as a business trust under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated February 1, 1994. The Trust currently offers shares of each Series to insurance company separate accounts to fund

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variable life or annuity contracts. Massachusetts Financial Services Company ("MFS"), a Delaware Corporation, is the investment adviser to each Series.

     MFS(R) EMERGING GROWTH SERIES
     Investment Objective: To seek growth of capital. The selection of securities is made solely on the basis of potential for growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the investment objective of long-term growth of capital.

     MFS(R) TOTAL RETURN SERIES
     Investment Objective: To obtain above-average income consistent with what management believes to be prudent employment of capital. While current income is the primary objective, the Series believes that there also should be a reasonable opportunity for growth of capital and income, since many securities offering a better-than-average yield may possess growth potential.

     The MFS(R) Emerging Growth Series and the MFS(R) Total Return Series may invest to a limited extent in lower rated fixed income securities or comparable unrated securities commonly known as "junk bonds."

NATIONWIDE SEPARATE ACCOUNT TRUST
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold to life insurance company separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts. The assets of NSAT are managed by Nationwide Advisory Services, Inc. ("NAS"), a wholly-owned subsidiary of Nationwide Life Insurance Company.

     GOVERNMENT BOND FUND
     Investment Objective: As high a level of income as is consistent with the preservation of capital. This Fund seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     MONEY MARKET FUND
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE SMALL COMPANY FUND
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

     Investment Objective: Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index.

                                   45 of 103

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1999

                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VA SEPARATE ACCOUNT-A

This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1999. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing P.O. Box 182008, Columbus, Ohio 43218-2008, or calling 1-800-533-5622.

                                TABLE OF CONTENTS
                                                                            PAGE
General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Calculations of Performance....................................................2
Annuity Payments...............................................................3
Financial Statements...........................................................4

GENERAL INFORMATION AND HISTORY

The Nationwide VA Separate Account-A is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc., a holding company. Nationwide Financial Services, Inc. is owned by Nationwide Corporation, a holding company. All of its common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%). The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $98.28 billion as of December 31, 1998.

SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number (and other pertinent information for each contract owner), and the number and type of contract issued, and records of the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for several of the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide, or an affiliate of Nationwide, and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company affiliates of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The audited financial statements have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

                                   46 of 103

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.
("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. During the year ended December 31, 1998, no underwriting commissions were paid by Nationwide to NAS.

CALCULATIONS OF PERFORMANCE

Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. At December 31, 1998, the NSAT Money Market Fund's seven-day current unit value yield was 3.42%. The NSAT Money Market Fund seven-day effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the fund. At December 31, 1998 the NSAT Money Market Fund's seven-day effective yield was 3.47%.

The NSAT Money Market Fund yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different basis period or another method of calculation is used.

All performance advertising will include quotations of standardized average annual total return, calculated in accordance with standard method prescribed by rules of the SEC. Standardized average annual total return is found by first taking a hypothetical $1,000 investment in each of the sub-accounts' units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a $50 maximum Contract Maintenance Charge and a 1.40% Mortality and Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable CDSC that may be imposed at the end of the period (see "Contingent Deferred Sales Charge" located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized average annual total return may also be advertised, and is calculated in a manner similar to standardized average annual total return

                                   47 of 103
except the nonstandardized average annual total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable CDSC. Reflecting the CDSC would decrease the level of the performance advertised. The CDSC is not reflected because the contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because of the one-time Contract Maintenance Charge which is deducted when the contract is established. The Contract Maintenance Charge varies from $50 to $0 based upon the amount of the initial purchase payment and plan type.

The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual total will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been in existence.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   48 of 103

================================================================================


                          Independent Auditors' Report
                          ----------------------------



The Board of Directors of Nationwide Life and Annuity Insurance Company and
      Contract Owners of Nationwide VA Separate Account-A:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-A as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide VA Separate Account-A as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.


                                                                        KPMG LLP

Columbus, Ohio
February 5, 1999







================================================================================

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1998

ASSETS:
Investments at market value:
     American Century VP - American Century VP Advantage (ACVPAdv)
          1,951,829 shares (cost $11,170,293).......................................................    $ 13,545,696
     Federated IS - Federated American Leaders Fund II (FedAmLead)
          1,446 shares (cost $24,252)...............................................................          31,352
     Federated IS - Federated High Income Bond Fund II (FedHiInc)
          13,495 shares (cost $139,561).............................................................         147,361
     Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
          8,563 shares (cost $184,689)..............................................................         217,669
     Fidelity VIP - Growth Portfolio (FidVIPGr)
          2,377,861 shares (cost $62,054,856).......................................................     106,694,632
     Fidelity VIP - Overseas Portfolio (FidVIPOv)
          1,369 shares (cost $27,404)...............................................................          27,453
     MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
          7,653 shares (cost $112,689)..............................................................         164,318
     MFS(R) VIT - Total Return Series (MFSTotReSe)
          1,514 shares (cost $22,243)...............................................................          27,431
     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
          710,119 shares (cost $12,488,770).........................................................      18,882,054
     Nationwide SAT - Government Bond Fund (NSATGvtBd)
          2,682,541 shares (cost $30,127,453).......................................................      31,358,899
     Nationwide SAT - Money Market Fund (NSATMyMkt)
          4,724,961 shares (cost $4,724,961)........................................................       4,724,961
     Nationwide SAT - Total Return Fund (NSATTotRe)
          4,784,022 shares (cost $57,449,682).......................................................      88,026,006
     Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
          1,710,702 shares (cost $26,303,122).......................................................      27,952,864
                                                                                                       -------------
               Total investments....................................................................     291,800,696
     Accounts receivable............................................................................          22,494
                                                                                                       -------------
               Total assets.........................................................................     291,823,190
Accounts payable....................................................................................          82,678
                                                                                                       -------------
Contract owners' equity.............................................................................   $ 291,740,512
                                                                                                       =============

                                                                                                                  ANNUAL
  Contract owners' equity represented by:                   UNITS          UNIT VALUE                             RETURN*
                                                           --------         ---------                            ---------
    Contracts in accumulation phase:
    VA contracts:
      American Century VP - American Century
      VP Advantage:
         Tax qualified ..............................        422,481         $18.120337        $  7,655,498           16%
         Non-tax qualified ..........................        292,874          18.120337           5,306,976           16%
         Initial Funding by Depositor (Note 1a)               25,000          19.938436             498,461           17%
      Fidelity VIP - Growth Portfolio:
         Tax qualified ..............................      1,927,875          32.787648          63,210,487           38%
         Non-tax qualified ..........................      1,322,563          32.787648          43,363,730           38%
      Nationwide SAT - Capital Appreciation Fund:
         Tax qualified ..............................        341,118          30.616503          10,443,840           28%
         Non-tax qualified ..........................        275,617          30.616503           8,438,429           28%
      Nationwide SAT - Government Bond Fund:
         Tax qualified ..............................        765,133          21.148524          16,181,434            7%
         Non-tax qualified ..........................        717,431          21.148524          15,172,607            7%
      Nationwide SAT - Money Market Fund:
         Tax qualified ..............................        158,971          14.772116           2,348,338            4%
         Non-tax qualified ..........................        155,307          14.772116           2,294,213            4%
      Nationwide SAT - Total Return Fund:
         Tax qualified ..............................      1,467,465          34.097665          50,037,130           17%
         Non-tax qualified ..........................      1,111,401          34.097665          37,896,179           17%
      Neuberger & Berman AMT - Balanced Portfolio:
         Tax qualified ..............................        804,995          19.595500          15,774,280           11%
         Non-tax qualified ..........................        618,690          19.595500          12,123,540           11%

    VA-II Eagle Choice contracts:
      Federated IS - Federated American Leaders Fund II:
         Non-tax qualified ..........................          1,743          17.987623              31,352           16%
      Federated IS- Federated High Income Bond Fund II:
         Non-tax qualified ..........................         11,514          12.798283             147,359            1%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ..............................            870          21.089978              18,348           10%
         Non-tax qualified ..........................          9,450          21.089978             199,300           10%
      Fidelity VIP - Overseas Portfolio:
         Non-tax qualified ..........................          2,025          13.556393              27,452           11%
      MFS(R) VIT - Emerging Growth Series:
         Non-tax qualified ..........................          8,948          18.364204             164,323           32%
      MFS(R) VIT - Total Return Series:
         Non-tax qualified ..........................          1,840          14.903861              27,423           11%
                                                           =========          =========
    Reserves for annuity contracts in payout phase:
         Tax qualified ..............................                                               287,218
         Non-tax qualified ..........................                                                92,595
                                                                                               ------------
                                                                                               $291,740,512
                                                                                               ============

* The annual return does not include contract charges satisfied by surrendering units.

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                TOTAL                           ACVPADV
                                                    ------------------------------    ------------------------------
                                                         1998             1997             1998             1997
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $   4,323,281        4,588,429          292,829          205,268
  Mortality, expense and administration
    charges (note 2):
        VA ......................................      (3,566,159)      (3,151,072)        (169,541)        (169,983)
        VA II Convertible .......................          (7,761)          (4,435)              --               --
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................         749,361        1,432,922          123,288           35,285
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........      47,150,221       30,083,967        2,219,938        1,849,764
  Cost of mutual fund shares sold ...............     (34,852,430)     (24,191,559)      (1,802,163)      (1,535,624)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........      12,297,791        5,892,408          417,775          314,140
  Change in unrealized gain (loss) on investments      20,267,908       30,561,366          311,134          381,839
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............      32,565,699       36,453,774          728,909          695,979
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................      20,912,139        6,932,717        1,101,845          712,416
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      54,227,199       44,819,413        1,954,042        1,443,680
                                                    -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      10,088,676       12,333,986          354,994          441,982
  Transfers between funds .......................              --               --         (481,562)        (573,695)
  Redemptions ...................................     (28,935,591)     (19,747,846)      (1,643,694)      (1,138,381)
  Annuity benefits ..............................         (16,464)          (9,441)          (1,666)              --
  Annual contract maintenance charge (note 2) ...        (257,516)        (264,125)         (15,108)         (16,785)
  Contingent deferred sales charges (note 2) ....        (291,222)        (306,609)         (13,666)         (18,458)
  Adjustments to maintain reserves ..............          22,883            5,099            2,936              197
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................     (19,389,234)      (7,988,936)      (1,797,766)      (1,305,140)
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        34,837,965       36,830,477          156,276          138,540
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       256,902,547      220,072,070       13,392,281       13,253,741
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $ 291,740,512      256,902,547       13,548,557       13,392,281
                                                    =============    =============    =============    =============



                                                              FEDAMLEAD                        FEDHIINC
                                                    ------------------------------   -------------------------------
                                                        1998             1997             1998             1997
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................             134               39            2,448            4,248
  Mortality, expense and administration
    charges (note 2):
        VA ......................................              --               --               --               --
        VA II Convertible .......................            (412)            (218)          (1,945)          (1,182)
                                                    -------------    -------------    -------------    -------------
    Net investment activity .....................            (278)            (179)             503            3,066
                                                    -------------    -------------    -------------    -------------

  Proceeds from mutual fund shares sold .........             418              187            1,948            1,144
  Cost of mutual fund shares sold ...............            (311)            (156)          (1,782)          (1,086)
                                                    -------------    -------------    -------------    -------------
    Realized gain (loss) on investments .........             107               31              166               58
  Change in unrealized gain (loss) on investments           2,772            4,328             (737)           7,211
                                                    -------------    -------------    -------------    -------------
    Net gain (loss) on investments ..............           2,879            4,359             (571)           7,269
                                                    -------------    -------------    -------------    -------------
  Reinvested capital gains ......................           1,720               --              664              215
                                                    -------------    -------------    -------------    -------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........           4,321            4,180              596           10,550
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................              --           22,852           42,431           39,000
  Transfers between funds .......................              --               --               --               --
  Redemptions ...................................              --               --               --               --
  Annuity benefits ..............................              --               --               --               --
  Annual contract maintenance charge (note 2) ...              --               --               --               --
  Contingent deferred sales charges (note 2) ....              --               --               --               --
  Adjustments to maintain reserves ..............              (3)               2               (2)              --
                                                    -------------    -------------    -------------    -------------
      Net equity transactions ...................              (3)          22,854           42,429           39,000
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........             4,318           27,034           43,025           49,550
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...            27,034               --          104,334           54,784
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........            31,352           27,034          147,359          104,334
                                                    =============    =============    =============    =============

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                              FIDVIPEI                        FIDVIPGR
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $      2,235             959         426,238         475,032
  Mortality, expense and administration
    charges (note 2):
        VA ......................................             --              --      (1,214,243)     (1,025,283)
        VA II Convertible .......................         (2,798)         (1,542)             --              --
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................           (563)           (583)       (788,005)       (550,251)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........          2,806          11,629      10,807,056       5,907,035
  Cost of mutual fund shares sold ...............         (2,271)        (11,126)     (6,175,412)     (3,439,457)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........            535             503       4,631,644       2,467,578
  Change in unrealized gain (loss) on investments          7,490          21,674      15,101,345      11,226,583
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          8,025          22,177      19,732,989      13,694,161
                                                  ------------    ------------    ------------    ------------
  Reinvested capital gains ......................          7,955           4,824      11,149,500       2,126,335
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         15,417          26,418      30,094,484      15,270,245
                                                    ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................         42,431          77,284       2,737,406       3,552,724
  Transfers between funds .......................             --              --      (1,599,924)       (227,550)
  Redemptions ...................................             --              --      (8,019,362)     (5,192,521)
  Annuity benefits ..............................             --              --          (6,308)         (3,902)
  Annual contract maintenance charge (note 2) ...             --              --         (92,392)        (92,656)
  Contingent deferred sales charges (note 2) ....             --              --         (89,886)        (94,463)
  Adjustments to maintain reserves ..............             (6)            (23)         11,502           2,905
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................         42,425          77,261      (7,058,964)     (2,055,463)
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........           57,842         103,679      23,035,520      13,214,782
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...          159,806          56,127      83,670,246      70,455,464
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $    217,648         159,806     106,705,766      83,670,246
                                                    ============    ============    ============    ============


                                                            FIDVIPOV                         MFSEMGRSE
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................            488              --              --              --
  Mortality, expense and administration
    charges (note 2):
        VA ......................................             --              --              --              --
        VA II Convertible .......................           (376)           (176)         (1,863)         (1,108)
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................            112            (176)         (1,863)         (1,108)
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........            383             153           1,882           1,058
  Cost of mutual fund shares sold ...............           (342)           (136)         (1,411)           (955)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........             41              17             471             103
  Change in unrealized gain (loss) on investments          1,171          (1,122)         34,283          19,110
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............          1,212          (1,105)         34,754          19,213
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................          1,439              --           1,215              --
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........          2,763          (1,281)         34,106          18,105
                                                    ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................             --          25,973          36,369          24,000
  Transfers between funds .......................             --              --              --              --
  Redemptions ...................................             --              --              --              --
  Annuity benefits ..............................             --              --              --              --
  Annual contract maintenance charge (note 2) ...             --              --              --              --
  Contingent deferred sales charges (note 2) ....             --              --              --              --
  Adjustments to maintain reserves ..............             (4)              1               3              (2)
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................             (4)         25,974          36,372          23,998
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........            2,759          24,693          70,478          42,103
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...           24,693              --          93,845          51,742
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........           27,452          24,693         164,323          93,845
                                                    ============    ============    ============    ============


                                                                     (Continued)

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                            MFSTOTRESE                     NSATCAPAP
                                                    --------------------------    --------------------------
                                                        1998          1997            1998           1997
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $       360             --        132,292        118,424
  Mortality, expense and administration
    charges (note 2):
        VA ......................................            --             --       (214,106)      (145,398)
        VA II Convertible .......................          (367)          (209)            --             --
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................            (7)          (209)       (81,814)       (26,974)
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........           374            186      2,729,182      1,086,868
  Cost of mutual fund shares sold ...............          (299)          (163)    (1,227,260)      (569,027)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........            75             23      1,501,922        517,841
  Change in unrealized gain (loss) on investments         2,175          3,013      2,064,271      2,288,294
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............         2,250          3,036      3,566,193      2,806,135
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................           423             --        523,967        278,879
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........         2,666          2,827      4,008,346      3,058,040
                                                    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................            --         21,939      1,199,816      1,215,488
  Transfers between funds .......................            --             --      2,037,217      1,306,249
  Redemptions ...................................            --             --     (1,527,306)      (811,974)
  Annuity benefits ..............................            --             --             --             --
  Annual contract maintenance charge (note 2) ...            --             --        (13,152)       (10,550)
  Contingent deferred sales charges (note 2) ....            --             --        (15,416)       (14,584)
  Adjustments to maintain reserves ..............            (2)            (7)           180            248
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................            (2)        21,932      1,681,339      1,684,877
                                                    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........           2,664         24,759      5,689,685      4,742,917
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...          24,759             --     13,192,584      8,449,667
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $    27,423         24,759     18,882,269     13,192,584
                                                    ===========    ===========    ===========    ===========



                                                            NSATGVTBD                      NSATMYMKT
                                                    --------------------------    --------------------------
                                                        1998           1997           1998           1997
                                                    -----------    -----------    -----------    -----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................     1,706,933      2,003,916        221,645        188,948
  Mortality, expense and administration
    charges (note 2):
        VA ......................................      (422,247)      (430,628)       (56,566)       (48,170)
        VA II Convertible .......................            --             --             --             --
                                                    -----------    -----------    -----------    -----------
    Net investment activity .....................     1,284,686      1,573,288        165,079        140,778
                                                    -----------    -----------    -----------    -----------

  Proceeds from mutual fund shares sold .........     7,141,556      6,063,749      8,576,339      6,132,122
  Cost of mutual fund shares sold ...............    (6,953,482)    (6,121,368)    (8,576,339)    (6,132,122)
                                                    -----------    -----------    -----------    -----------
    Realized gain (loss) on investments .........       188,074        (57,619)            --             --
  Change in unrealized gain (loss) on investments       708,425      1,069,495             --             --
                                                    -----------    -----------    -----------    -----------
    Net gain (loss) on investments ..............       896,499      1,011,876             --             --
                                                    -----------    -----------    -----------    -----------
  Reinvested capital gains ......................       151,117             --             --             --
                                                    -----------    -----------    -----------    -----------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     2,332,302      2,585,164        165,079        140,778
                                                    -----------    -----------    -----------    -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................     1,335,263        960,685        314,840        521,896
  Transfers between funds .......................       412,520     (2,417,365)     2,154,594        649,313
  Redemptions ...................................    (4,948,454)    (3,397,263)    (1,620,690)    (1,416,420)
  Annuity benefits ..............................        (4,265)        (4,041)            --             --
  Annual contract maintenance charge (note 2) ...       (29,309)       (35,429)        (3,873)        (4,045)
  Contingent deferred sales charges (note 2) ....       (42,231)       (46,119)       (18,281)       (15,466)
  Adjustments to maintain reserves ..............           296             38           (146)          (242)
                                                    -----------    -----------    -----------    -----------
      Net equity transactions ...................    (3,276,180)    (4,939,494)       826,444       (264,964)
                                                    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        (943,878)    (2,354,330)       991,523       (124,186)
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...      32,302,892     34,657,222      3,651,028      3,775,214
                                                    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .........      31,359,014     32,302,892      4,642,551      3,651,028
                                                    ===========    ===========    ===========    ===========

                        NATIONWIDE VA SEPARATE ACCOUNT-A
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                             NSATTOTRE                       NBAMTBAL
                                                    ----------------------------    ----------------------------
                                                        1998            1997            1998            1997
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $    891,027       1,133,579         646,652         458,016
  Mortality, expense and administration
    charges (note 2):
        VA ......................................     (1,131,746)       (984,801)       (357,710)       (346,809)
        VA II Convertible .......................             --              --              --              --
                                                    ------------    ------------    ------------    ------------
    Net investment activity .....................       (240,719)        148,778         288,942         111,207
                                                    ------------    ------------    ------------    ------------

  Proceeds from mutual fund shares sold .........     12,121,959       5,765,462       3,546,380       3,264,610
  Cost of mutual fund shares sold ...............     (6,698,872)     (3,486,615)     (3,412,486)     (2,893,724)
                                                    ------------    ------------    ------------    ------------
    Realized gain (loss) on investments .........      5,423,087       2,278,847         133,894         370,886
  Change in unrealized gain (loss) on investments      4,268,306      12,881,367      (2,232,727)      2,659,574
                                                    ------------    ------------    ------------    ------------
    Net gain (loss) on investments ..............      9,691,393      15,160,214      (2,098,833)      3,030,460
                                                    ------------    ------------    ------------    ------------
  Reinvested capital gains ......................      3,430,335       2,634,473       4,541,959       1,175,575
                                                    ------------    ------------    ------------    ------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ........     12,881,009      17,943,465       2,732,068       4,317,242
                                                    ------------    ------------    ------------    ------------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .............................      3,144,831       4,254,140         880,295       1,176,023
  Transfers between funds .......................     (1,943,493)      1,564,750        (579,352)       (301,702)
  Redemptions ...................................     (8,549,939)     (5,283,668)     (2,626,146)     (2,507,619)
  Annuity benefits ..............................         (3,182)         (1,498)         (1,043)             --
  Annual contract maintenance charge (note 2) ...        (76,335)        (74,653)        (27,347)        (30,007)
  Contingent deferred sales charges (note 2) ....        (80,993)        (74,498)        (30,749)        (43,021)
  Adjustments to maintain reserves ..............          5,185           1,705           2,944             277
                                                    ------------    ------------    ------------    ------------
      Net equity transactions ...................     (7,503,926)        386,278      (2,381,398)     (1,706,049)
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .........        5,377,083      18,329,743         350,670       2,611,193
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...       82,653,997      64,324,254      27,605,048      24,993,855
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .........     $ 88,031,080      82,653,997      27,955,718      27,605,048
                                                    ============    ============    ============    ============



================================================================================

See accompanying notes to financial statements.

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-A

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1998 AND 1997




(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide VA Separate Account-A (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on May 6, 1987. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company transferred to the Account, 50,000 shares of the American Century VP - American Century VP Advantage fund for which the Account was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

                  Portfolio of the American Century Variable Portfolios, Inc. (American Century VP);
                     American Century VP - American Century VP Advantage
                     (ACVPAdv)

                  Funds of the Federated Insurance Series (Federated IS) (available for VA-II Eagle Choice contracts);
                     Federated IS - Federated American Leaders Fund II
                     (FedAmLead)
                     Federated IS - Federated High Income Bond Fund II
                     (FedHiInc)

                  Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                     Fidelity VIP - Equity-Income Portfolio (FidVIPEI) (available for VA-II Eagle Choice contracts)
                     Fidelity VIP - Growth Portfolio (FidVIPGr) (available for VA contracts)
                     Fidelity VIP - Overseas Portfolio (FidVIPOv) (available for VA-II Eagle Choice contracts)

                  Funds of the MFS(R) Variable Insurance Trust (MFS(R) VIT) (available for VA-II Eagle Choice contracts);
                     MFS(R) VIT - Emerging Growth Series (MFSEmGrSe)
                     MFS(R) VIT - Total Return Series (MFSTotReSe)

                  Funds of the Nationwide Separate Account Trust (Nationwide
                  SAT) (managed for a fee by an affiliated investment advisor);
                     Nationwide SAT - Capital Appreciation Fund (NSATCapAp) (available for VA contracts)
                     Nationwide SAT - Government Bond Fund (NSATGvtBd) (available for all contracts)
                     Nationwide SAT - Money Market Fund (NSATMyMkt) (available for all contracts)
                     Nationwide SAT - Small Company Fund (NSATSmCo) (available for VA-II Eagle Choice contracts)
                     Nationwide SAT - Total Return Fund (NSATTotRe) (available for VA contracts)

                  Portfolio of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT) (available for VA contracts);
                     Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 1998, contract owners have invested in all of the above funds except the Nationwide SAT Small Company Fund. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for the VA contracts an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units; for the VA II Convertible contracts a one-time contract maintenance charge of up to $50, dependent upon the initial purchase payment and contract type; and (b) for the VA contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for the VA II Convertible contracts a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively. No charges were deducted from the initial funding, or from earnings thereon.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.








================================================================================

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life and Annuity Insurance Company:


We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of Nationwide Life Insurance Company, as of December 31, 1998 and 1997, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
January 29, 1999

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets

                   ($000's omitted, except per share amounts)


                                                                                             December 31,
                                         Assets                                          1998            1997
                                                                                         ----            ----
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                         $  904,946      $  796,919
    Equity securities                                                                     20,853          14,767
  Mortgage loans on real estate, net                                                     268,894         218,852
  Real estate, net                                                                         2,250           2,824
  Policy loans                                                                               332             215
  Short-term investments                                                                   2,277          18,968
                                                                                      ----------      ----------
                                                                                       1,199,552       1,052,545
                                                                                      ----------      ----------

Cash                                                                                           2           5,163
Accrued investment income                                                                 11,645          10,778
Deferred policy acquisition costs                                                         53,007          30,087
Other assets                                                                              41,542          15,624
Assets held in separate accounts                                                       1,533,690         891,101
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

                          Liabilities and Shareholder's Equity
Future policy benefits and claims                                                     $1,163,829      $  986,191
Other liabilities                                                                         25,933          29,426
Liabilities related to separate accounts                                               1,533,690         891,101
                                                                                      ----------      ----------
                                                                                       2,723,452       1,906,718
                                                                                      ----------      ----------

Commitments and contingencies (note 7 and 11)

Shareholder's equity:
  Common stock, $40 par value.  Authorized, issued and outstanding 66,000 shares           2,640           2,640
  Additional paid-in capital                                                              52,960          52,960
  Retained earnings                                                                       50,331          35,812
  Accumulated other comprehensive income                                                  10,055           7,168
                                                                                      ----------      ----------
                                                                                         115,986          98,580
                                                                                      ----------      ----------
                                                                                      $2,839,438      $2,005,298
                                                                                      ==========      ==========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                              Statements of Income

                                ($000's omitted)


                                                                 Years ended December 31,
                                                            1998           1997          1996
                                                            ----           ----          ----
Revenues:
  Policy charges                                          $ 28,549      $ 11,244       $  6,656
  Life insurance premiums                                       63           363            246
  Net investment income                                     11,314        11,577         51,045
  Realized gains (losses) on investments                       696          (246)            (3)
  Other income                                               1,165         1,057             --
                                                          --------      --------       --------
                                                            41,787        23,995         57,944
                                                          --------      --------       --------
Benefits and expenses:
  Interest credited to policyholder account balances         4,881         3,948         34,711
  Other benefits and claims                                  1,586           433            813
  Amortization of deferred policy acquisition costs          4,348         1,402          7,380
  Other operating expenses                                   8,952         1,860          7,247
                                                          --------      --------       --------
                                                            19,767         7,643         50,151
                                                          --------      --------       --------

    Income before federal income tax expense                22,020        16,352          7,793

Federal income tax expense                                   7,501         5,749          2,707
                                                          --------      --------       --------

    Net income                                            $ 14,519      $ 10,603       $  5,086
                                                          ========      ========       ========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                       Statements of Shareholder's Equity

                  Years ended December 31, 1998, 1997 and 1996
                                ($000's omitted)



                                                                                          Accumulated
                                                              Additional                      other           Total
                                                Common         paid-in        Retained    comprehensive    shareholder's
                                                 stock         capital        earnings       income           equity
                                                 -----         -------        --------       ------           ------
December 31, 1995                              $   2,640      $  52,960      $  20,123      $   4,454       $  80,177

Comprehensive income:
  Net income                                          --             --          5,086             --           5,086
  Net unrealized losses on securities
    available-for-sale arising during the             --             --             --         (1,226)         (1,226)
year
                                                                                                            ---------
  Total comprehensive income                                                                                    3,860
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1996                                  2,640         52,960         25,209          3,228          84,037

Comprehensive income:
  Net income                                          --             --         10,603             --          10,603
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          3,940           3,940
year
                                                                                                            ---------
  Total comprehensive income                                                                                   14,543
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1997                                  2,640         52,960         35,812          7,168          98,580

Comprehensive income:
  Net income                                          --             --         14,519             --          14,519
  Net unrealized gains on securities
    available-for-sale arising during the             --             --             --          2,887           2,887
year
                                                                                                            ---------
  Total comprehensive income                                                                                   17,406
                                               ---------      ---------      ---------      ---------       ---------
December 31, 1998                              $   2,640      $  52,960      $  50,331      $  10,055       $ 115,986
                                               =========      =========      =========      =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                            Statements of Cash Flows

                                ($000's omitted)

                                                                                    Years ended December 31,
                                                                              1998            1997            1996
                                                                              ----            ----            ----
Cash flows from operating activities:
  Net income                                                               $  14,519       $  10,603       $   5,086
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                       4,881           3,948          34,711
      Capitalization of deferred policy acquisition costs                    (29,216)        (20,099)        (19,987)
      Amortization of deferred policy acquisition costs                        4,348           1,402           7,380
      Commission and expense allowances under coinsurance
        agreement with affiliate                                                  --              --          26,473
      Amortization and depreciation                                             (479)            250           1,721
      Realized (gains) losses on invested assets, net                           (696)            246               3
      Increase in accrued investment income                                     (867)         (1,589)           (725)
      (Increase) decrease in other assets                                    (25,919)         21,858         (32,539)
      Increase (decrease) in policy liabilities and funds withheld
        on coinsurance agreement with affiliate                              139,991         228,898          (7,101)
      (Decrease) increase in other liabilities                                (3,883)         (7,488)         23,198
                                                                           ---------       ---------       ---------
          Net cash provided by operating activities                          102,679         238,029          38,220
                                                                           ---------       ---------       ---------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                    117,228          95,366          73,966
  Proceeds from sale of securities available-for-sale                         17,403          30,431           2,480
  Proceeds from repayments of mortgage loans on real estate                   28,180          15,199          10,975
  Proceeds from sale of real estate                                              707              --              --
  Proceeds from repayments of policy loans                                        99              67              23
  Cost of securities available-for-sale acquired                            (242,516)       (267,899)       (179,671)
  Cost of mortgage loans on real estate acquired                             (78,180)        (84,736)        (57,395)
  Cost of real estate acquired                                                    (3)            (13)             --
  Policy loans issued                                                           (216)           (155)            (55)
  Short-term investments, net                                                 16,691         (18,476)          4,352
                                                                           ---------       ---------       ---------
          Net cash used in investing activities                             (140,607)       (230,216)       (145,325)
                                                                           ---------       ---------       ---------

Cash flows from financing activities:
  Increase in investment product and universal life insurance
    product account balances                                                  74,828           6,952         200,575
  Decrease in investment product and universal life insurance
    product account balances                                                 (42,061)        (13,898)        (89,174)
                                                                           ---------       ---------       ---------
          Net cash provided by (used in) financing activities                 32,767          (6,946)        111,401
                                                                           ---------       ---------       ---------

Net (decrease) increase in cash                                               (5,161)            867           4,296

Cash, beginning of year                                                        5,163           4,296              --
                                                                           ---------       ---------       ---------
Cash, end of year                                                          $       2       $   5,163       $   4,296
                                                                           =========       =========       =========

See accompanying notes to financial statements.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                          Notes to Financial Statements

                        December 31, 1998, 1997 and 1996
                                ($000's omitted)

(1)      Organization and Description of Business

         Nationwide Life and Annuity Insurance Company (the Company) is a wholly owned subsidiary of Nationwide Life Insurance Company (NLIC).

         The Company provides long-term savings and retirement products, including variable annuities, fixed annuities and life insurance.

(2)      Summary of Significant Accounting Policies

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. An Annual Statement, filed with the Department of Insurance of the State of Ohio (the Department), is prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Valuation of Investments and Related Gains and Losses

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1998 or 1997.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (b)  Revenues and Benefits

              Investment Products and Universal Life Insurance Products:
              Investment products consist primarily of individual variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (c)  Deferred Policy Acquisition Costs

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(a).

         (d)  Separate Accounts

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the statements of income and cash flows except for the fees the Company receives.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         (e)  Future Policy Benefits

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges. The average interest rate credited on investment product policy reserves was 5.1%, 5.1% and 5.6% for the years ended December 31, 1998, 1997 and 1996, respectively.


         (f)  Federal Income Tax

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC). The members of the consolidated tax return group have a tax sharing agreement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (g)  Reinsurance Ceded

              Reinsurance revenues ceded and reinsurance recoveries on benefits and expenses incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (h)  Statements of Cash Flows

              The Company routinely invests its available cash balances in highly liquid, short-term investments with affiliated companies. See note 10. As such, the Company had no cash balance as of December 31, 1995.

         (i)  Recently Issued Accounting Pronouncements

              On January 1, 1998 the Company adopted SFAS No. 131 - Disclosures about Segments of an Enterprise and Related Information (SFAS
              131). SFAS 131 supersedes SFAS No. 14 - Financial Reporting for Segments of a Business Enterprise. SFAS 131 establishes standards for public business enterprises to report information about operating segments in annual financial statements and selected information about operating segments in interim financial reports. SFAS 131 also establishes standards for related disclosures about products and services, geographic areas, and major customers. The adoption of SFAS 131 did not affect results of operations or financial position, nor did it affect the manner in which the Company defines its operating segments. The segment information required for annual financial statements is included in note 12.

              On January 1, 1998, the Company adopted SFAS No. 132 - Employers' Disclosures about Pensions and Other Postretirement Benefits. SFAS 132 revises employers' disclosures about pension and other postretirement benefit plans. The Statement does not change the measurement or recognition of benefit plans in the financial statements. The revised disclosures required by SFAS 132 are included in note 8.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


              In June 1998, the FASB issued SFAS No. 133 - Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 133 establishes accounting and reporting standards for derivative instruments and for hedging activities. Contracts that contain embedded derivatives, such as certain insurance contracts, are also addressed by the Statement. SFAS 133 requires that an entity recognize all derivatives as either assets or liabilities in the statement of financial position and measure those instruments at fair value. The Statement is effective for fiscal years beginning after June 15, 1999. It may be implemented earlier provided adoption occurs as of the beginning of any fiscal quarter after issuance. The Company plans to adopt this Statement in first quarter 2000 and is currently evaluating the impact on results of operations and financial condition.

              In March 1998, The American Institute of Certified Public Accountant's Accounting Standards Executive Committee issued Statement of Position 98-1 - Accounting for the Costs of Computer Software Developed or Obtained for Internal Use (SOP 98-1). SOP 98-1 provides guidance intended to standardize accounting practices for costs incurred to develop or obtain computer software for internal use. Specifically, SOP 98-1 provides guidance for determining whether computer software is for internal use and when costs incurred for internal use software are to be capitalized. SOP 98-1 is effective for financial statements for fiscal years beginning after December 15, 1998. The Company does not expect the adoption of SOP 98-1, which occurred on January 1, 1999, to have a material impact on the Company's financial statements.

         (j)  Reclassification

         Certain items in the 1997 and 1996 financial statements have been reclassified to conform to the 1998 presentation.

(3)      Investments

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1998 and 1997 were:

                                                                                         Gross           Gross
                                                                        Amortized     unrealized       unrealized      Estimated
                                                                           cost          gains           losses        fair value
                                                                           ----          -----           ------        ----------
              December 31, 1998:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $  15,577      $     232       $     (11)      $  15,798
                  Obligations of states and political subdivisions            332              1              --             333
                  Debt securities issued by foreign governments             4,015             23              --           4,038
                  Corporate securities                                    602,925         15,446            (358)        618,013
                  Mortgage-backed securities                              261,225          5,605             (66)        266,764
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     884,074         21,307            (435)        904,946
                Equity securities                                          15,323          5,530              --          20,853
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 899,397      $  26,837       $    (435)      $ 925,799
                                                                        =========      =========       =========       =========

              December 31, 1997:
                Fixed maturity securities:
                  U.S. Treasury securities and obligations of U.S.
                    government corporations and agencies                $   5,923      $     109       $     (27)      $   6,005
                  Obligations of states and political subdivisions            267              5              --             272
                  Debt securities issued by foreign governments             6,077             57              (1)          6,133
                  Corporate securities                                    482,478         10,964            (509)        492,933
                  Mortgage-backed securities                              285,224          6,458            (106)        291,576
                                                                        ---------      ---------       ---------       ---------
                      Total fixed maturity securities                     779,969         17,593            (643)        796,919
                Equity securities                                          11,704          3,063              --          14,767
                                                                        ---------      ---------       ---------       ---------
                                                                        $ 791,673      $  20,656       $    (643)      $ 811,686
                                                                        =========      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1998, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                 Amortized     Estimated
                                                                   cost       fair value
                                                                   ----       ----------
              Fixed maturity securities available-for-sale:
                Due in one year or less                          $121,769      $122,931
                Due after one year through five years             606,626       621,349
                Due after five years through ten years            126,215       130,402
                Due after ten years                                29,464        30,264
                                                                 --------      --------
                                                                 $884,074      $904,946
                                                                 ========      ========


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                     1998          1997
                                                                     ----          ----
              Gross unrealized gains                               $ 26,402       $ 20,013
              Adjustment to deferred policy acquisition costs       (10,933)        (8,985)
              Deferred federal income tax                            (5,414)        (3,860)
                                                                   --------       --------
                                                                   $ 10,055       $  7,168
                                                                   ========       ========

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale follows for the years ended December 31:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Securities available-for-sale:
                Fixed maturity securities         $  3,922      $  9,177       $ (8,764)
                Equity securities                    2,467         1,663            249
                                                  --------      --------       --------
                                                  $  6,389      $ 10,840       $ (8,515)
                                                  ========      ========       ========

         Proceeds from the sale of securities available-for-sale during 1998, 1997 and 1996 were $17,403, $30,431 and $2,480, respectively. During
         1998, gross gains of $509 ($825 and $181 in 1997 and 1996, respectively) and gross losses of $0 ($1,124 and none in 1997 and 1996, respectively) were realized on those sales. See note 10.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1998 was $890 (none as of December 31, 1997). No valuation allowance has been recorded for these loans as of December 31, 1998. During 1998, the average recorded investment in impaired mortgage loans on real estate was approximately $178 ($386 in 1997) and interest income recognized on those loans was $15 (none in
         1997), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                       1998       1997
                                                                       ----       ----
              Allowance, beginning of year                            $ 750      $ 934
                Reductions credited to operations                        --        (53)
                Direct write-downs charged against the allowance         --       (131)
                                                                      -----      -----
              Allowance, end of year                                  $ 750      $ 750
                                                                      =====      =====

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Real estate is presented at cost less accumulated depreciation of $105 as of December 31, 1998 ($153 as of December 31, 1997). There was a valuation allowance of $229 as of December 31, 1997.

         The Company has no investments which were non-income producing for the twelve month periods preceding December 31, 1998 and 1997.

         An analysis of investment income by investment type follows for the years ended December 31:

                                                           1998          1997        1996
                                                           ----          ----        ----
              Gross investment income:
                Securities available-for-sale:
                  Fixed maturity securities               $56,398      $53,491      $40,552
                  Equity securities                            --          375          598
                Mortgage loans on real estate              21,124       14,862        9,991
                Real estate                                   379          318          214
                Short-term investments                      1,361          899          507
                Other                                         178           90           57
                                                          -------      -------      -------
                    Total investment income                79,440       70,035       51,919
              Less:
                Investment expenses                         1,773        1,386          874
                Net investment income ceded (note 9)       66,353       57,072           --
                                                          -------      -------      -------
                    Net investment income                 $11,314      $11,577      $51,045
                                                          =======      =======      =======

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                1998         1997        1996
                                                                ----         ----        ----
              Fixed maturity securities available-for-sale      $ 509       $(299)      $ 181
              Mortgage loans on real estate                        --          53        (184)
              Real estate and other                               187          --          --
                                                                -----       -----       -----
                                                                $ 696       $(246)      $  (3)
                                                                =====       =====       =====

         Fixed maturity securities with an amortized cost of $3,562 and $3,383 as of December 31, 1998 and 1997, respectively, were on deposit with various regulatory agencies as required by law.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(4)      Federal Income Tax

         The Company's current federal income tax liability was $1,522 and $806 as of December 31, 1998 and 1997, respectively.

         The tax effects of temporary differences that give rise to significant components of the net deferred tax asset (liability) as of December 31, 1998 and 1997 are as follows:

                                                                    1998            1997
                                                                    ----            ----
              Deferred tax assets:
                Future policy benefits                             $ 16,670       $ 13,168
                Liabilities in Separate Accounts                     12,477          8,080
                Mortgage loans on real estate and real estate           263            336
                Other assets and other liabilities                       --             48
                                                                   --------       --------
                  Total gross deferred tax assets                    29,410         21,632
                                                                   --------       --------

              Deferred tax liabilities:
                Fixed maturity securities                             8,669          7,186
                Deferred policy acquisition costs                     8,103          6,159
                Equity securities                                     1,935          1,072
                Other                                                10,422          7,892
                                                                   --------       --------
                  Total gross deferred tax liabilities               29,129         22,309
                                                                   --------       --------
                                                                   $    281       $   (677)
                                                                   ========       ========

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. All future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. The Company has determined that valuation allowances are not necessary as of December 31, 1998, 1997 and 1996 based on its analysis of future deductible amounts.

         Federal income tax expense for the years ended December 31 was as follows:

                                                    1998           1997          1996
                                                    ----           ----          ----
              Currently payable                   $ 10,014       $  2,458      $  9,612
              Deferred tax (benefit) expense        (2,513)         3,291        (6,905)
                                                  --------       --------      --------
                                                  $  7,501       $  5,749      $  2,707
                                                  ========       ========      ========

         Total federal income tax expense for the years ended December 31, 1998, 1997 and 1996 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                        1998                   1997                     1996
                                                              Amount           %      Amount           %       Amount           %
                                                              ------           -      ------           -       ------           -
              Computed (expected) tax expense                $ 7,707         35.0     $ 5,723        35.0     $ 2,728         35.0
              Tax exempt interest and dividends
                 received deduction                             (223)        (1.0)         --        (0.0)       (175)        (2.3)
              Other, net                                          17          0.1          26        (0.2)        154          2.0
                                                             -------       ------     -------      ------     -------       ------
                    Total (effective rate of each year)      $ 7,501         34.1     $ 5,749        35.2     $ 2,707         34.7
                                                             =======       ======     =======      ======     =======       ======


         Total federal income tax paid was $9,298, $9,566 and $2,335 during the years ended December 31, 1998, 1997 and 1996, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(5)      Comprehensive Income

         Pursuant to SFAS No. 130 - Reporting Comprehensive Income, which the Company adopted January 1, 1998, the Consolidated Statements of Shareholder's Equity include a new measure called "Comprehensive Income". Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholders' equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts are as follows:

                                                                            1998          1997           1996
                                                                            ----          ----           ----
              Unrealized gains (losses) on securities available-
                 for-sale arising during the period:
                 Gross                                                   $  6,898       $ 10,541       $ (8,334)
                 Adjustment to deferred policy acquisition costs           (1,947)        (4,778)         6,628
                 Related federal income tax (expense) benefit              (1,733)        (2,017)           362
                                                                         --------       --------       --------
                    Net                                                     3,218          3,746         (1,344)
                                                                         --------       --------       --------

              Reclassification adjustment for net (gains) losses on
                 securities available-for-sale realized during the
              period:
                 Gross                                                       (509)           299           (181)
                 Related federal income tax expense (benefit)                 178           (105)            63
                                                                         --------       --------       --------
                    Net                                                      (331)           194            118
                                                                         --------       --------       --------
              Total Other Comprehensive Income                           $  2,887       $  3,940       $ (1,226)
                                                                         ========       ========       ========

(6)      Fair Value of Financial Instruments

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              Fixed maturity and equity securities: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              Mortgage loans on real estate: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              Policy loans, short-term investments and cash: The carrying amount reported in the balance sheets for these instruments approximates their fair value.

              Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              Investment contracts: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              Policy reserves on life insurance contracts: The estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              Commitments to extend credit: Commitments to extend credit have nominal value because of the short-term nature of such commitments. See note 7.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                            1998                            1997
                                                                  -------------------------      --------------------------
                                                                  Carrying       Estimated        Carrying       Estimated
                                                                   amount        fair value        amount        fair value
                                                                   ------        ----------        ------        ----------
              Assets:
                Investments:
                  Securities available-for-sale:
                    Fixed maturity securities                    $  904,946      $  904,946      $  796,919      $  796,919
                    Equity securities                                20,853          20,853          14,767          14,767
                  Mortgage loans on real estate, net                268,894         276,387         218,852         229,881
                  Policy loans                                          332             332             215             215
                  Short-term investments                              2,277           2,277          18,968          18,968
                Cash                                                      2               2           5,163           5,163
                Assets held in separate accounts                  1,533,690       1,533,690         891,101         891,101

              Liabilities:
                Investment contracts                              1,153,930       1,113,584         980,263         950,105
                Policy reserves on life insurance contracts           9,899          10,517           5,928           6,076
                Liabilities related to separate accounts          1,533,690       1,501,255         891,101         868,056

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(7)      Risk Disclosures

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         Credit Risk: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining credit and collection policies and by providing for any amounts deemed uncollectible.

         Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $9,500 extending into 1999 were outstanding as of December 31, 1998.

         Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 33% (29% in 1997) in any geographic area and no more than 6% (3% in 1997) with any one borrower as of December 31, 1998. As of December 31, 1998 36% (37% in 1997) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed apartment building properties.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


(8)      Pension Plan and Postretirement Benefits Other Than Pensions

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company. Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

         Pension costs charged to operations by the Company during the years ended December 31, 1998, 1997 and 1996 were $235, $257 and $189, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1998 and 1997 was $1,008 and $891, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1998, 1997 and 1996 was $130, $94 and $78, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 1998 and 1997 follows:

                                                                           Pension Benefits           Postretirement Benefits
                                                                         1998            1997           1998             1997
                                                                         ----            ----           ----             ----
              Change in benefit obligation:
              Benefit obligation at beginning of year                $ 2,033,800     $ 1,847,800     $   237,900     $   200,700
              Service cost                                                87,600          77,300           9,800           7,000
              Interest cost                                              123,400         118,600          15,400          14,000
              Actuarial loss                                             123,200          60,000          15,600          24,400
              Plan curtailment in 1998/merger in 1997                   (107,200)          1,500              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,600)         (8,200)
                                                                     -----------     -----------     -----------     -----------
              Benefit obligation at end of year                        2,185,000       2,033,800         270,100         237,900
                                                                     -----------     -----------     -----------     -----------

              Change in plan assets:
              Fair value of plan assets at beginning of year           2,212,900       1,947,900          69,200          63,000
              Actual return on plan assets                               300,700         328,100           5,000           3,600
              Employer contribution                                      104,100           7,200          12,100          10,600
              Plan merger                                                     --           1,100              --              --
              Benefits paid                                              (75,800)        (71,400)         (8,400)         (8,000)
                                                                     -----------     -----------     -----------     -----------
              Fair value of plan assets at end of year                 2,541,900       2,212,900          77,900          69,200
                                                                     -----------     -----------     -----------     -----------

              Funded status                                              356,900         179,100        (192,200)       (168,700)
              Unrecognized prior service cost                             31,500          34,700              --              --
              Unrecognized net (gains) losses                           (345,700)       (330,700)         16,000           1,600
              Unrecognized net (asset) obligation at transition          (11,000)         33,300           1,300           1,500
                                                                     -----------     -----------     -----------     -----------
              Prepaid (accrued) benefit cost                         $    31,700     $   (83,600)    $  (174,900)    $  (165,600)
                                                                     ===========     ===========     ===========     ===========

         Basis for measurements, funded status of the pension plan and postretirement life and health care benefit plan:

                                                                  Pension Benefits    Postretirement Benefits
                                                                   1998       1997       1998        1997
                                                                   ----       ----       ----        ----
              Weighted average discount rate                       5.50%      6.00%      6.65%       6.70%
              Rate of increase in future compensation levels       3.75%      4.25%        --          --
              Assumed health care cost trend rate:
                    Initial rate                                     --         --      15.00%      12.13%
                    Ultimate rate                                    --         --       8.00%       6.12%
                    Uniform declining period                         --         --      15 Years    12 Years


         The net periodic pension cost for the pension plan as a whole for the years ended December 31, 1998, 1997 and 1996 follows:

                                                                        1998             1997            1996
                                                                        ----             ----            ----
              Service cost (benefits earned during the period)        $  87,600       $  77,300       $  75,500
              Interest cost on projected benefit obligation             123,400         118,600         105,500
              Expected return on plan assets                           (159,000)       (139,000)       (116,100)
              Recognized gains                                           (3,800)             --              --
              Amortization of prior service cost                          3,200           3,200           3,200
              Amortization of unrecognized transition obligation          4,200           4,200           4,100
                                                                      ---------       ---------       ---------
                                                                      $  55,600       $  64,300       $  72,200
                                                                      =========       =========       =========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with the Nationwide Insurance Enterprise and employees of WSC ended participation in the plan. A curtailment gain of $67,100 resulted (consisting of a $107,200 reduction in the projected benefit obligation, net of the write-off of the $40,100 remaining unamortized transition obligation related to WSC). The Company anticipates that the plan will settle the obligation related to WSC employees with a transfer of assets during 1999.

                  Basis for measurements, net periodic pension cost for the pension plan:

                                                                                        1998          1997          1996
                                                                                        ----          ----          ----
             Weighted average discount rate                                            6.00%         6.50%         6.00%
             Rate of increase in future compensation levels                            4.25%         4.75%         4.25%
             Expected long-term rate of return on plan assets                          7.25%         7.25%         6.75%

         The amount of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 1998, 1997 and 1996 was as follows:


                                                                                    1998           1997            1996
                                                                                    ----           ----            ----
             Service cost (benefits attributed to employee service
                during the year)                                                   $  9,800       $  7,000        $  6,500
             Interest cost on accumulated postretirement benefit obligation          15,400         14,000          13,700
             Actual return on plan assets                                            (5,000)        (3,600)         (4,300)
             Amortization of unrecognized transition obligation of affiliates           200            200             200
             Net amortization and deferral                                            1,200           (500)          1,800
                                                                                   --------       --------        --------
                                                                                    $21,600       $ 17,100        $ 17,900
                                                                                   ========       ========        ========

         Actuarial assumptions used for the measurement of the accumulated postretirement benefit obligation (APBO) and the NPPBC for the postretirement benefit plan for 1998, 1997 and 1996 were as follows:


                                                                                     1998          1997          1996
                                                                                     ----          ----          ----
             NPPBC:
               Discount rate                                                         6.70%         7.25%         6.65%
               Long term rate of return on plan
                   assets, net of tax                                                5.83%         5.89%         4.80%
               Assumed health care cost trend rate:
                   Initial rate                                                      12.00%        11.00%        11.00%
                   Ultimate rate                                                     6.00%         6.00%         6.00%
                   Uniform declining period                                          12 Years      12 Years      12 Years


         For the postretirement benefit plan as a whole, a one percentage point increase or decrease in the assumed health care cost trend rate would have no impact on the APBO as of December 31, 1998 and have no impact on the NPPBC for the year ended December 31, 1998.


(9) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions

         Ohio, the Company's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements.

         The statutory capital and surplus of the Company as reported to regulatory authorities as of December 31, 1998, 1997 and 1996 was $70,135, $74,820 and $71,390, respectively. The statutory net (loss) income of the Company as reported to regulatory authorities for the years ended December 31, 1998, 1997 and 1996 was $(3,371), $7,446 and
         $670, respectively.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 1998, the maximum amount available for dividend payment from the Company to its shareholder without prior approval of the Department was $7,013.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(10)     Transactions With Affiliates

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1998, 1997 and 1996, the Company made lease payments to NMIC and its subsidiaries of $430, $703 and $410, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $2,933, $2,564 and $2,682 in 1998, 1997 and 1996, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $2,750 and $4,981 as of December 31, 1998 and 1997, respectively.

         Effective December 31, 1996, the Company entered into an intercompany reinsurance agreement with NLIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are ceded on a 100% coinsurance with funds withheld basis. On December 31, 1997, the agreement was amended to a modified coinsurance basis. Under modified coinsurance agreements, invested assets and liabilities for future policy benefits are retained by the ceding company and net investment earnings on the invested assets are paid to the assuming company. Under terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. The Company believes that the terms of the modified coinsurance agreement are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NLIC in 1998 are included in NLIC's results of operations for 1998 and include premiums of $241,503, net investment income of $66,353 and benefits, claims and other expenses of $296,659. In consideration for the initial inforce business reinsured, NLIC paid the Company $26,473 in commission and expense allowances which were applied to the Company's deferred policy acquisition costs as of December 31, 1996. No significant gain or loss was recognized as a result of the agreement.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         During 1997, the Company sold fixed maturity securities available-for-sale at fair value of $27,253 to NLIC. The Company recognized a $693 gain on the transactions.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $2,277 and $18,968 as of December 31, 1998 and 1997, respectively, and are included in short-term investments on the accompanying balance sheets.

(11)     Contingencies

         On October 29, 1998, the Company and certain of its affiliates were named in a lawsuit filed in the Common Pleas Court of Franklin County, Ohio related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of the Company's customers and seeks unspecified compensatory and punitive damages. The Company is currently evaluating this lawsuit, which is in an early stage and has not been certified as a class. The Company intends to defend this lawsuit vigorously.

(12)     Segment Information

         The Company uses differences in products as the basis for defining its reportable segments. The Company reports three product segments:
         Variable Annuities, Fixed Annuities and Life Insurance.

         The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by independent investment managers and the Company, with investment returns accumulating on a tax-deferred basis. The Company's variable annuity products consist almost entirely of flexible premium deferred variable annuity contracts.

         The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. Such contracts consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities. The Fixed Annuities segment includes the fixed option under variable annuity contracts.

         The Life Insurance segment consists of insurance products, including variable universal life insurance and corporate-owned life insurance products, that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis.

         In addition to the product segments, the Company reports corporate revenue and expenses, investments and related investment income supporting capital not specifically allocated to its product segments, and all realized gains and losses on investments in a Corporate and Other segment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 1998, 1997 and 1996.


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1998:
         Net investment income (1)              $    (1,417)      $     6,792      $      4098       $     5,531       $    11,314
         Other operating revenue                     18,209             3,182            8,386                --            29,777

                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)              16,792             9,974            8,794             5,531            41,091
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             4,660              221                --             4,881
         Amortization of deferred policy
            acquisition costs                         3,466               508              374                --             4,348
         Other benefits and expenses                  4,442             2,087            4,009                --            10,538
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            7,908             7,255            4,604                --            19,767
                                                -----------       -----------      -----------       -----------       -----------
         Operating income (loss) before
            federal income tax                        8,884             2,719            4,190             5,531            21,324

         Realized gains on investments                   --                --               --               696               696
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     8,884       $     2,719      $     4,190       $     6,227       $    22,020
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $ 1,502,829       $ 1,162,040      $    92,482       $    82,087       $ 2,839,438
                                                ===========       ===========      ===========       ===========       ===========

         1997:
         Net investment income (1)              $      (873)      $     5,927      $       166       $     6,357       $    11,577
         Other operating revenue                     10,823             1,825               16                --            12,664
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               9,950             7,752              182             6,357            24,241
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --             3,856               92                --             3,948
         Amortization of deferred policy
            acquisition costs                         1,035               347               20                --             1,402
         Other benefits and expenses                  1,648               347              298                --             2,293
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            2,683             4,550              410                --             7,643
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               7,267             3,202             (228)            6,357            16,598
         Realized losses on investments                  --                --               --              (246)             (246)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     7,267       $     3,202      $      (228)      $     6,111       $    16,352
                                                ===========       ===========      ===========       ===========       ===========
         Assets as of year end                  $   925,021       $   989,116      $     2,228       $    88,933       $ 2,005,298
                                                ===========       ===========      ===========       ===========       ===========

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (a wholly owned subsidiary of Nationwide Life Insurance Company)

                    Notes to Financial Statements, Continued


                                                 Variable            Fixed            Life            Corporate
                                                 Annuities         Annuities        Insurance         and Other           Total
                                                 ---------         ---------        ---------         ---------           -----
         1996:
         Net investment income (1)              $      (849)      $    50,197      $       149       $     1,548       $    51,045
         Other operating revenue                      5,440             1,445               16                 1             6,902
                                                -----------       -----------      -----------       -----------       -----------
            Total operating revenue (2)               4,591            51,642              165             1,549            57,947
                                                -----------       -----------      -----------       -----------       -----------
         Interest credited to policyholder
            account balances                             --            34,711               --                --            34,711
         Amortization of deferred policy
            acquisition costs                         1,473             5,888               19                --             7,380
         Benefits and expenses                        2,024             5,889              147                --             8,060
                                                -----------       -----------      -----------       -----------       -----------
            Total expenses                            3,497            46,488              166                --            50,151
                                                -----------       -----------      -----------       -----------       -----------
         Operating income before federal
             income tax                               1,094             5,154               (1)            1,549             7,796
         Realized losses on investments                  --                --               --                (3)               (3)
                                                -----------       -----------      -----------       -----------       -----------
         Consolidated income before
            federal tax expense                 $     1,094       $     5,154      $        (1)      $     1,546       $     7,793
                                                ===========       ===========      ===========       ===========       ===========

         Assets as of year end                  $   503,111       $   787,682      $     2,597       $    73,031       $ 1,366,421
                                                ===========       ===========      ===========       ===========       ===========


         (1) The Company's method of allocating net investment income results in a charge (negative net investment income) to the Variable Annuities segment which is recognized in the Corporate and Other segment. The charge relates to non-invested assets which support this segment on a statutory basis.

         (2)      Excludes realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C.    OTHER INFORMATION
Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                     (a) To be filed by Financial Statements:

                                                                                                PAGE
                         (1)   Financial statements included
                               in Prospectus
                               (Part A):

                               Condensed Financial Information.

                         (2)   Financial statements included                                     N/A
                               in Part B:

                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Statement of Additional Information
                               (Part A).

                         Nationwide VA Separate Account-A:

                               Independent Auditors' Report.                                     49

                               Statements of Assets, Liabilities
                               and Contract Owners' Equity as of
                               December 31, 1998.                                                50

                               Statements of Operations and Changes
                               in Contract Owners' Equity for the years
                               ended December 31, 1998 and 1997.                                 51

                               Notes to Financial Statements.                                    52

                         Nationwide Life and Annuity Insurance Company:

                               Independent Auditors' Report.                                     62

                               Balance Sheets as of December 31, 1998
                               and 1997.                                                         63

                               Statements of Income for the years
                               ended December 31, 1998, 1997, and 1996.                          64

                               Statements of Shareholder's Equity for the
                               years ended December 31, 1998, 1997, and 1996.                    65

                               Statements of Cash Flows for the years
                               ended December 31, 1998, 1997, and 1996.                          66

                               Notes to Financial Statements.                                    67

                                   81 of 103

Item 24.             (b)  Exhibits

                             (1)   Resolution of the Depositor's Board of
                                   Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement and hereby incorporated by reference.

                             (2)   Not Applicable

                             (3)   Underwriting or Distribution contracts
                                   between the Registrant and Principal
                                   Underwriter - Filed previously with this Registration Statement and hereby incorporated by reference.

                             (4) The form of the variable annuity contract - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                             (5)   Variable Annuity Application - Filed
                                   previously with this Registration Statement and hereby incorporated herein by reference.

                             (6) Articles of Incorporation of Depositor Filed previously with this Registration Statement and hereby incorporated herein by reference.

                             (7)   Not Applicable

                             (8)   Not Applicable

                             (9) Opinion of Counsel - Filed previously with this Registration Statement and hereby incorporated herein by reference.

                             (10)  Not Applicable

                             (11)  Not Applicable

                             (12)  Not Applicable

                             (13)  Performance Advertising Calculation Schedule
                                   - Filed previously with this Registration
                                   Statement and hereby incorporated herein by reference.

                                   82 of 103

Item 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

----------------------------------------------------------------------------------------------------------
                        NAME AND PRINCIPAL                         POSITIONS AND OFFICES
                         BUSINESS ADDRESS                             WITH DEPOSITOR
----------------------------------------------------------------------------------------------------------
                        Lewis J. Alphin                                   Director
                        519 Bethel Church Road
                        Mount Olive, NC  28365
----------------------------------------------------------------------------------------------------------
                        A. I. Bell                                        Director
                        4121 North River Road West
                        Zanesville, OH  43701
----------------------------------------------------------------------------------------------------------
                        Kenneth D. Davis                                  Director
                        7229 Woodmansee Road
                        Leesburg, OH  45135
----------------------------------------------------------------------------------------------------------
                        Keith W. Eckel                                    Director
                        1647 Falls Road
                        Clarks Summit, PA 18411
----------------------------------------------------------------------------------------------------------
                        Willard J. Engel                                  Director
                        300 East Marshall Street
                        Marshall, MN  56258
----------------------------------------------------------------------------------------------------------
                        Fred C. Finney                                    Director
                        1558 West Moreland Road
                        Wooster, OH  44691
----------------------------------------------------------------------------------------------------------
                        Joseph J. Gasper                    President and Chief Operating Officer
                        One Nationwide Plaza                            and Director
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Dimon R. McFerson                   Chairman and Chief Executive Officer
                        One Nationwide Plaza                            and Director
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        David O. Miller                      Chairman of the Board and Director
                        115 Sprague Drive
                        Hebron, OH  43025
----------------------------------------------------------------------------------------------------------
                        Yvonne L. Montgomery                              Director
                        2859 Paces Ferry Road
                        Atlanta, GA  30339
----------------------------------------------------------------------------------------------------------
                        Ralph M. Paige, Executive Director                Director
                        Federation of Southern
                        Cooperatives/Land Assistance Fund
                        2769 Church Street
                        East Point, GA  30344
----------------------------------------------------------------------------------------------------------
                        James F. Patterson                                Director
                        8765 Mulberry Road
                        Chesterland, OH  44026
----------------------------------------------------------------------------------------------------------
                        Arden L. Shisler                                  Director
                        1356 North Wenger Road
                        Dalton, OH  44618
----------------------------------------------------------------------------------------------------------
                        Robert L. Stewart                                 Director
                        88740 Fairview Road
                        Jewett, OH  43986
----------------------------------------------------------------------------------------------------------

                                   83 of 103

----------------------------------------------------------------------------------------------------------
                        NAME AND PRINCIPAL                         POSITIONS AND OFFICES
                         BUSINESS ADDRESS                             WITH DEPOSITOR
----------------------------------------------------------------------------------------------------------
                        Nancy C. Thomas                                   Director
                        1733A Westwood Avenue
                        Alliance, OH  44601
----------------------------------------------------------------------------------------------------------
                        Richard D. Headley                    Executive Vice President - Chief
                        One Nationwide Plaza                   Information Technology Officer
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Robert A. Oakley                          Executive Vice President-
                        One Nationwide Plaza                       Chief Financial Officer
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Robert J. Woodward Jr.                    Executive Vice President
                        One Nationwide Plaza                      Chief Investment Officer
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        James E. Brock                       Senior Vice President - Corporate
                        One Nationwide Plaza                             Development
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Charles A. Bryan                   Senior Vice President - Chief Actuary
                        One Nationwide Plaza                       Property and Casualty
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        John R. Cook, Jr.                         Senior Vice President -
                        One Nationwide Plaza                    Chief Communications Officer
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Thomas L. Crumrine                          Senior Vice President
                        One Nationwide Plaza
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        David A. Diamond                      Senior Vice President - Corporate
                        One Nationwide Plaza                             Controller
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Phillip C. Gath                           Senior Vice President -
                        One Nationwide Plaza                           Chief Actuary
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Patricia R. Hatler                       Senior Vice President and
                        One Nationwide Plaza                          General Counsel
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        David K. Hollingsworth               Senior Vice President - Marketing
                        One Nationwide Plaza
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        David R. Jahn                             Senior Vice President -
                        One Nationwide Plaza                       Commercial Insurance
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Donna A. James                            Senior Vice President -
                        One Nationwide Plaza                   Chief Human Resources Officer
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Richard A. Karas                      Senior Vice President - Sales -
                        One Nationwide Plaza                         Financial Services
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------


                                   84 of 103

----------------------------------------------------------------------------------------------------------
                        NAME AND PRINCIPAL                         POSITIONS AND OFFICES
                         BUSINESS ADDRESS                             WITH DEPOSITOR
----------------------------------------------------------------------------------------------------------
                        Edwin P. McCausland, Jr.                  Senior Vice President -
                        One Nationwide Plaza                      Fixed Income Securities
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Douglas C. Robinette                   Senior Vice President- Finance
                        One Nationwide Plaza
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        James A. Taylor                           Senior Vice President -
                        One Nationwide Plaza                   Property and Casualty Insurance
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Mark R. Thresher                      Senior Vice President - Finance
                        One Nationwide Plaza
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Richard M. Waggoner                       Senior Vice President -
                        One Nationwide Plaza                           Shared Services
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Susan A. Wolken                           Senior Vice President -
                        One Nationwide Plaza                  Product Management and Marketing
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Bruce C. Barnes                          Vice President - Technology
                        One Nationwide Plaza                        Strategy and Planning
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Dennis W. Click                          Vice President - Secretary
                        One Nationwide Plaza
                        Columbus,  OH 43215
----------------------------------------------------------------------------------------------------------
                        Matthew S. Easley                               Vice President -
                        One Nationwide Plaza                      Investment Life Actuarial
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        R. Dennis Noice                           Vice President - Systems
                        One Nationwide Plaza
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------
                        Joseph P. Rath                         Senior Vice President - Product
                        One Nationwide Plaza                        and Market Compliance
                        Columbus, OH  43215
----------------------------------------------------------------------------------------------------------


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** other subsidiaries

                                   85 of 103

----------------------------------------------------------------------------------------------------------------------
             COMPANY               STATE/COUNTRY OF      NO. VOTING                    PRINCIPAL BUSINESS
                                     ORGANIZATION        SECURITIES
                                                        (SEE ATTACHED
                                                        CHART UNLESS
                                                          OTHERWISE
                                                          INDICATED)
----------------------------------------------------------------------------------------------------------------------
The 401K Companies, Inc.                 Texas                               Holding Company
----------------------------------------------------------------------------------------------------------------------
The 401(K) Company                       Texas                               Third-party administrator for
                                                                             401(k) plans
----------------------------------------------------------------------------------------------------------------------
401K Investment Advisors, Inc.           Texas                               Investment Advisor registered
                                                                             with the SEC
----------------------------------------------------------------------------------------------------------------------
401K Investments Services, Inc.          Texas                               NASD registered Broker-Dealer
----------------------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.                   Delaware                            Life Insurance Agency
----------------------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.           Ohio                                Life Insurance Agency
----------------------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.               Iowa                                Holding Company
----------------------------------------------------------------------------------------------------------------------
ALLIED General Agency                    Iowa                                Managing General Agent and
Company                                                                      Surplus Lines Broker (P&C)
----------------------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.                       Iowa                                Holding Company
----------------------------------------------------------------------------------------------------------------------
ALLIED Group Insurance                   Iowa                                Direct Marketer (P&C)
Marketing Company
----------------------------------------------------------------------------------------------------------------------
ALLIED Group Merchant                    Iowa                                Broker-Dealer
Banking Corporation
----------------------------------------------------------------------------------------------------------------------
ALLIED Group Mortgage                    Iowa                                Mortgage Lender
Company
----------------------------------------------------------------------------------------------------------------------
ALLIED Life Brokerage                    Iowa                                Insurance Broker
Agency, Inc.
----------------------------------------------------------------------------------------------------------------------
ALLIED Life Financial                    Iowa                                Holding Company
Corporation
----------------------------------------------------------------------------------------------------------------------
ALLIED Life Insurance                    Iowa                                Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty             Iowa                                Underwrites General P&C
Insurance Company                                                            Insurance
----------------------------------------------------------------------------------------------------------------------
Allnations, Inc.                         Ohio                                Promotes international cooperative
                                                                             insurance organizations
----------------------------------------------------------------------------------------------------------------------
AMCO Insurance Company                   Iowa                                Underwrites General P&C Insurance
----------------------------------------------------------------------------------------------------------------------
American Marine Underwriters,            Florida                             Underwriting Manager
Inc.
----------------------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company            Germany                             Insurance Company
----------------------------------------------------------------------------------------------------------------------
CalFarm Insurance Company                California                          Stock Corporation
----------------------------------------------------------------------------------------------------------------------
Caliber Funding Corporation              Delaware                            Stock Corporation
----------------------------------------------------------------------------------------------------------------------
Colonial County Mutual                   Texas                               Insurance Company
Insurance Company
----------------------------------------------------------------------------------------------------------------------
Colonial Insurance Company of            Wisconsin                           Insurance Company
Wisconsin
----------------------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage             Germany                             Insurance Broker
and Service GmbH
----------------------------------------------------------------------------------------------------------------------

                                   86 of 103

----------------------------------------------------------------------------------------------------------------------
             COMPANY               STATE/COUNTRY OF      NO. VOTING                    PRINCIPAL BUSINESS
                                     ORGANIZATION        SECURITIES
                                                        (SEE ATTACHED
                                                        CHART UNLESS
                                                          OTHERWISE
                                                          INDICATED)
----------------------------------------------------------------------------------------------------------------------
Cooperative Service Company              Nebraska                            Insurance Agency
----------------------------------------------------------------------------------------------------------------------
Depositors Insurance Company             Iowa                                Underwrites P&C insurance
----------------------------------------------------------------------------------------------------------------------
*Employers Life Insurance                Wisconsin                           Life Insurance Company
Company of Wausau
----------------------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation            Delaware                            Limited purpose corporation
----------------------------------------------------------------------------------------------------------------------
F&B, Inc.                                Iowa                                Insurance Agency
----------------------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance                Iowa                                Mutual Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors          Alabama                             Insurance Agency
Agency of Alabama, Inc.
----------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors          Ohio                                Insurance Agency
Agency of Ohio, Inc.
----------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors          Oklahoma                            Insurance Agency
Agency of Oklahoma, Inc.
----------------------------------------------------------------------------------------------------------------------
Financial Horizons Distributors          Texas                               Insurance Agency
Agency of Texas, Inc.
----------------------------------------------------------------------------------------------------------------------
*Financial Horizons Investment           Massachusetts                       Investment Company
Trust
----------------------------------------------------------------------------------------------------------------------
Financial Horizons Securities            Oklahoma                            Broker-Dealer
Corporation
----------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus, Inc.          Ohio                                Managed Care Organization
----------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company                Ohio                                Cost Control
----------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company                Nevada                              Self-insurance administration, claims
of Nevada                                                                    examinations and data processing
                                                                             services
----------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company                New York                            Workers' compensation claims
of New York, Inc.                                                            administration
----------------------------------------------------------------------------------------------------------------------
MedPro Solutions, Inc.                   Massachusetts                       Third-party administration services for
                                                                             workers' compensation, automobile
                                                                             injury and disability claims
----------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.           Ohio                                Insurance Broker and Insurance Agency
----------------------------------------------------------------------------------------------------------------------
Irvin L. Schwartz and                    Ohio                                Insurance Agency
Associates, Inc.
----------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of           New York                            Life Insurance Agency
New York, Inc.
----------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance                   Germany                             Life Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------

                                   87 of 103

----------------------------------------------------------------------------------------------------------------------
             COMPANY               STATE/COUNTRY OF      NO. VOTING                    PRINCIPAL BUSINESS
                                     ORGANIZATION        SECURITIES
                                                        (SEE ATTACHED
                                                        CHART UNLESS
                                                          OTHERWISE
                                                          INDICATED)
----------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.           Texas                               Insurance Agency
----------------------------------------------------------------------------------------------------------------------
Midwest Printing Services, Inc.          Iowa                                General Printing Services
----------------------------------------------------------------------------------------------------------------------
Morley & Associates                      Oregon                              Insurance Broker
----------------------------------------------------------------------------------------------------------------------
Morley Capital Management,               Oregon                              Investment Adviser and stable value
Inc.                                                                         money management
----------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.          Oregon                              Holding Company
----------------------------------------------------------------------------------------------------------------------
Morley Research Associates,              Delaware                            Credit research consulting
Ltd.
----------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                  Ohio                                Owns and operates a recreational ski
                                                                             facility
----------------------------------------------------------------------------------------------------------------------
**National Casualty Company              Wisconsin                           Insurance Company
----------------------------------------------------------------------------------------------------------------------
National Casualty Company of             Great Britain                       Insurance Company
America, Ltd.
----------------------------------------------------------------------------------------------------------------------
National Deferred                        Ohio                                Administers deferred compensation
Compensation, Inc.                                                           plans for public employees
----------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit           Delaware                            Insurance Administrative Services
Administration Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services,            Ohio                                Investment Management and
Inc.                                                                         Administrative Services
----------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.                Ohio                                Insurance Agency
----------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness                  Iowa                                Insurance Company
Insurance Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Asset Allocation              Massachusetts                       Investment Company
Trust
----------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management               Ohio                                Investment Securities Agent
Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Community Urban               Ohio                                Special purpose real estate corporation
Redevelopment Corporation
----------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                   Ohio                                Holding Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Delaware                            Insurance Agency
Distributors Agency, Inc.
----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services            Bermuda                             Life Insurance Company
(Bermuda) Ltd.
----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services            Delaware                            Statutory Business Trust
Capital Trust
----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services            Delaware                            Statutory Business Trust
Capital Trust II
----------------------------------------------------------------------------------------------------------------------

                                   88 of 103

----------------------------------------------------------------------------------------------------------------------
             COMPANY               STATE/COUNTRY OF      NO. VOTING                    PRINCIPAL BUSINESS
                                     ORGANIZATION        SECURITIES
                                                        (SEE ATTACHED
                                                        CHART UNLESS
                                                          OTHERWISE
                                                          INDICATED)
----------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services,           Delaware                            Holding Company
Inc.
----------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance             Ohio                                Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings,              Ohio                                Holding Company for International
Inc.                                                                         Operations
----------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.            Ohio                                Health Maintenance Organization
----------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity                    Ohio                                Reinsurance Company
Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company             California                          Underwriter
of America
----------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company             Ohio                                Insurance Company
of Florida
----------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Enterprise          Ohio                                Membership Non-Profit Corporation
Foundation
----------------------------------------------------------------------------------------------------------------------
Nationwide Services Company,             Ohio                                Shared services functions
LCC
----------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Golf                Ohio                                Membership Non-Profit Corporation
Charities, Inc.
----------------------------------------------------------------------------------------------------------------------
Nationwide International                 California                          Underwriting Manager
Underwriters
----------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation          Michigan                            Provide investors with continuous
                                                                             source of investment
----------------------------------------------------------------------------------------------------------------------
*Nationwide Investing                    Massachusetts                       Common Law Trust
Foundation II
----------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services           Oklahoma                            Registered Broker-Dealer in deferred
Corporation                                                                  compensation market
----------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services,           Ohio                                Stock Transfer Agent
Inc.
----------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity            Ohio                                Life Insurance Company
Insurance Company
----------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance              Ohio                                Life Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                        Texas                               Property Insurance
----------------------------------------------------------------------------------------------------------------------
Nationwide Management                    Ohio                                Preferred provider organization,
Systems, Inc.                                                                products and related services
----------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire                   Ohio                                Mutual Insurance Company
Insurance Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Funds                  Ohio                                Investment Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance              Ohio                                Mutual Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------

                                   89 of 103

----------------------------------------------------------------------------------------------------------------------
             COMPANY               STATE/COUNTRY OF      NO. VOTING                    PRINCIPAL BUSINESS
                                     ORGANIZATION        SECURITIES
                                                        (SEE ATTACHED
                                                        CHART UNLESS
                                                          OTHERWISE
                                                          INDICATED)
----------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.              Ohio                                Develop, own and operate real estate
                                                                             and real estate investments
----------------------------------------------------------------------------------------------------------------------
Nationwide Property and                  Ohio                                Insurance Company
Casualty Insurance Company
----------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.        Ohio                                Develop, own and operate real estate
                                                                             and real estate investments
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Delaware                            Market and administer deferred
Solutions, Inc.                                                              compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Alabama                             Market and administer deferred
Solutions, Inc. of Alabama                                                   compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Arizona                             Market and administer deferred
Solutions, Inc. of Arizona                                                   compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Arkansas                            Market and administer deferred
Solutions, Inc. of Arkansas                                                  compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Montana                             Market and administer deferred
Solutions, Inc. of Montana                                                   compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Nevada                              Market and administer deferred
Solutions, Inc. of Nevada                                                    compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    New Mexico                          Market and administer deferred
Solutions, Inc. of New Mexico                                                compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Ohio                                Market variable annuity contracts to
Solutions, Inc. of Ohio                                                      members of the National Education
                                                                             Association in the state of Ohio
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Oklahoma                            Market variable annuity contracts to
Solutions, Inc. of Oklahoma                                                  members of the National Education
                                                                             Association in the state of Oklahoma
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    South Dakota                        Market and administer deferred
Solutions, Inc. of South Dakota                                              compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Texas                               Market and administer deferred
Solutions, Inc. of Texas                                                     compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Wyoming                             Market variable annuity contracts to
Solutions, Inc. of Wyoming                                                   members of the National Education
                                                                             Association in the state of Wyoming
----------------------------------------------------------------------------------------------------------------------

                                   90 of 103

----------------------------------------------------------------------------------------------------------------------
             COMPANY               STATE/COUNTRY OF      NO. VOTING                    PRINCIPAL BUSINESS
                                     ORGANIZATION        SECURITIES
                                                        (SEE ATTACHED
                                                        CHART UNLESS
                                                          OTHERWISE
                                                          INDICATED)
----------------------------------------------------------------------------------------------------------------------
Nationwide Retirement                    Massachusetts                       Market and administer deferred
Solutions Insurance Agency Inc.                                              compensation plans for public
                                                                             employees
----------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account             Massachusetts                       Investment Company
Trust
----------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB            United States of                    Federal Savings Bank
                                         America
----------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                  Germany                             Administrative services for Neckura
                                                                             Insurance Group
----------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company                Germany                             Insurance Company
----------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance                   Germany                             Life Insurance Company
Company
----------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                              Workers' compensation administrative
Companies-Construction                                                       services
----------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                              Workers' compensation administrative
Companies-Health and Nonprofit                                               services
----------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                              Workers' compensation administrative
Companies-Hospitality and                                                    services
Entertainment
----------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                              Workers' compensation administrative
Companies-Manufacturing                                                      services
----------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                   Delaware                            Holding Company
----------------------------------------------------------------------------------------------------------------------
NWE, Inc.                                Ohio                                Special Investments
----------------------------------------------------------------------------------------------------------------------
PanEuroLife                              Luxembourg                          Life Insurance
----------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                 Wisconsin                           Pension plan administration
----------------------------------------------------------------------------------------------------------------------
Portland Investment Services,            Oregon                              NASD Registered Broker-Dealer
Inc.
----------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                     Iowa                                Insurance Agency
----------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                   Texas                               Stock Corporation
----------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company             Ohio                                Insurance Company
----------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company             Ohio                                Insurance Company
----------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines                 Arizona                             Excess and Surplus Lines Insurance
Insurance Company                                                            Company
----------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura                  Germany                             Sales support for Neckura Insurance
Insurance Group                                                              Group
----------------------------------------------------------------------------------------------------------------------
Union Bond and Trust Company             Oregon                              Oregon state bank with trust powers
----------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                  Delaware                            Holding Company
----------------------------------------------------------------------------------------------------------------------

                                   91 of 103

----------------------------------------------------------------------------------------------------------------------
             COMPANY               STATE/COUNTRY OF      NO. VOTING                    PRINCIPAL BUSINESS
                                     ORGANIZATION        SECURITIES
                                                        (SEE ATTACHED
                                                        CHART UNLESS
                                                          OTHERWISE
                                                          INDICATED)
----------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital            Delaware                            Business Trust
Trust
----------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust               Delaware                            Business Trust
----------------------------------------------------------------------------------------------------------------------
**Wausau Preferred Health                Wisconsin                           Insurance and Reinsurance Company
Insurance Company
----------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance               Arizona                             Excess and Surplus Lines Insurance
Company                                                                      Company
----------------------------------------------------------------------------------------------------------------------

                                   92 of 103

----------------------------------------------------------------------------------------------------------------------------
                     COMPANY              STATE/COUNTRY           NO. VOTING                  PRINCIPAL BUSINESS
                                                OF                SECURITIES
                                           ORGANIZATION       (SEE ATTACHED CHART)
                                                           UNLESS OTHERWISE INDICATED
----------------------------------------------------------------------------------------------------------------------------
*   MFS Variable Account                       Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   NACo Variable Account                      Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide DC Variable                     Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
    Account                                                 Account
----------------------------------------------------------------------------------------------------------------------------
    Nationwide DCVA-II                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Separate Account No. 1                     Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide Multi-Flex Variable             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
    Account                                                 Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide VA Separate                     Ohio         Nationwide Life and             Issuer of Annuity Contracts
    Account-A                                               Annuity Separate Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide VA Separate                     Ohio         Nationwide Life and             Issuer of Annuity Contracts
    Account-B                                               Annuity Separate Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide VA Separate                     Ohio         Nationwide Life and             Issuer of Annuity Contracts
    Account-C                                               Annuity Separate Account
----------------------------------------------------------------------------------------------------------------------------
    Nationwide VA Separate                     Ohio         Nationwide Life and             Issuer of Annuity Contracts
    Account-Q                                               Annuity Separate Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-II             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-3              Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-4              Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-5              Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-6              Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide Fidelity Advisor                Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
    Variable Account                                        Account
----------------------------------------------------------------------------------------------------------------------------
    Nationwide Variable Account-8              Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide Variable Account-9              Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
    Nationwide Variable Account-10             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                            Account
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide VL Separate                     Ohio         Nationwide Life and             Issuer of Life Insurance
    Account-A                                               Annuity Separate Account        Policies
----------------------------------------------------------------------------------------------------------------------------

                                   93 of 103

----------------------------------------------------------------------------------------------------------------------------
                     COMPANY              STATE/COUNTRY           NO. VOTING                  PRINCIPAL BUSINESS
                                                OF                SECURITIES
                                           ORGANIZATION       (SEE ATTACHED CHART)
                                                           UNLESS OTHERWISE INDICATED
----------------------------------------------------------------------------------------------------------------------------
    Nationwide VL Separate                     Ohio         Nationwide Life and             Issuer of Life Insurance
    Account-B                                               Annuity Separate Account        Policies
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide VL Separate                     Ohio         Nationwide Life and             Issuer of Life Insurance
    Account-C                                               Annuity Separate Account        Policies
----------------------------------------------------------------------------------------------------------------------------
    Nationwide VL Separate                     Ohio         Nationwide Life and             Issuer of Life Insurance
    Account-D                                               Annuity Separate Account        Policies
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide VLI Separate                    Ohio         Nationwide Life Separate        Issuer of Life Insurance
    Account                                                 Account                         Policies
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide VLI Separate                    Ohio         Nationwide Life Separate        Issuer of Life Insurance
    Account-2                                               Account                         Policies
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide VLI Separate                    Ohio         Nationwide Life Separate        Issuer of Life Insurance
    Account-3                                               Account                         Policies
----------------------------------------------------------------------------------------------------------------------------
*   Nationwide VLI Separate                    Ohio         Nationwide Life Separate        Issuer of Life Insurance
    Account-4                                               Account                         Policies
----------------------------------------------------------------------------------------------------------------------------
    Nationwide VLI Separate                    Ohio         Nationwide Life Separate        Issuer of Life Insurance
    Account-5                                               Account                         Policies
----------------------------------------------------------------------------------------------------------------------------

                                   94 of 103

                                                                                                                         (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
           -------------------------------------------------------------------------------------------------------------------------
           |                                      |                                   |
---------------------------           ---------------------------       ----------------------------
|      ALLIED LIFE        |           |         ALLIED          |       |       AID FINANCE        |
|       FINANCIAL         |           |       GROUP, INC.       |       |      SERVICES, INC.      |
|      CORPORATION        |           |          (AGI)          |       |      (AID FINANCE)       |
|        (ALFC)           |           |                         |       |                          |
|Common Stock: 850        |           |Common Stock: 850 Shares |       |Common Stock: 10,000      |
|------------  Shares     |           |------------             |       |------------  Shares      |
|                         |---|       |                         |---|   |                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|Casualty-                |   |       |Casualty-                |   |   |Casualty-                 |
|100%         $47,286,429 |   |       |100%       $1,049,237,226|   |   |100%          $19,545,634 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |                 |
---------------------------   |       ---------------------------   |   ----------------------------
|    ALLIED GROUP         |   |       |           AMCO          |   |   |          ALLIED          |
|  MERCHANT BANKING       |   |       |    INSURANCE COMPANY    |   |   |      GROUP INSURANCE     |
|    CORPORATION          |   |       |          (AMCO)         |   |   |     MARKETING COMPANY    |
|Common Stock: 10,000     |   |       |Common Stock: 155,991    |   |   |Common Stock: 20,000      |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |---|   |                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|                         |   |  |    |                         |   |   |Aid Finance-              |
|AFLC-100%     $100,000   |   |  |    |AGI-100%      $95,925,450|   |   |100%          $16,059,469 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|      ALLIED LIFE        |   |  |    |          WESTERN        |   |   |         DEPOSITORS       |
|       BROKERAGE         |   |  |    |    HERITAGE INSURANCE   |   |   |     INSURANCE COMPANY    |
|      AGENCY, INC.       |   |  |    |         COMPANY         |   |   |       (DEPOSITORS)       |
|Common Stock: 500,000    |   |  |    |Common Stock: 4,776,076  |   |   |Common Stock: 199,991     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |   |  |    |              Cost       |   |   |              Cost        |
|              ----       |   |  |    |              ----       |   |   |              ----        |
|AFLC-100%     $442,695   |   |  |    |AMCO-100%     $11,686,037|   |   |AGI-100%      $15,251,842 |
---------------------------   |  |    ---------------------------   |   ----------------------------
                              |  |                                  |
---------------------------   |  |    ---------------------------   |   ----------------------------
|     ALLIED LIFE         |   |  |    |          ALLIED         |   |   |      ALLIED PROPERTY     |
|      INSURANCE          |   |  |    |      GENERAL AGENCY     |   |   |        AND CASUALTY      |
|       COMPANY           |   |  |    |         COMPANY         |   |   |     INSURANCE COMPANY    |
|Common Stock: 250,000    |   |  |    |Common Stock: 5,000      |   |   |Common Stock: 156,822     |
|------------  Shares     |   |  |    |------------  Shares     |   |   |------------  Shares      |
|                         |---|  |----|                         |   |---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AFLC-100%     $41,732,343|           |AMCO-100%     $135,342   |   |   |AGI-100%      $33,018,634 |
---------------------------           ---------------------------   |   ----------------------------
                                                                    |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |          ALLIED          |
                                      |          AGENCY,        |   |   |      GROUP MORTGAGE      |
                                      |            INC.         |   |   |         COMPANY          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 9,500       |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|---|                          |
                                      |              Cost       |   |   |              Cost        |
                                      |              ----       |   |   |              ----        |
                                      |AGI-100%      $100,000   |   |   |AGI-100%      $213,976    |
                                      ---------------------------   |   ----------------------------
                                                                    |
                                                                    |   ----------------------------
                                                                    |   |          MIDWEST         |
                                                                    |   |    PRINTING SERVICES     |
                                                                    |   |            LTD.          |
                                                                    |   |Common Stock: 10,000      |
                                                                    |   |------------  Shares      |
                                                                    |---|                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |AFLC-100%    $610,000    |
                                                                        ----------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
  ------------------------------------------                            ------------------------------------------
  |                                        |                            |                                        |
  |           NATIONWIDE MUTUAL            |                            |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |============================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                            |               (FIRE)                   |
  |                                        |                            |                                        |
  ------------------------------------------                            ------------------------------------------
  |  ||               |                                                                               |
  |  ||               |--------------------------------------------------------------------|          |--------------------------
--|  ||                                                                                    |
     ||                                          |--------------------------------------------------------------|----------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            --------------------------------
     ||  |                              |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |                              |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |      NATIONWIDE LLOYDS       |        |   |                              |            |                              |
     ||  |                              |        |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
     ||==|                              |        |---|------------     Shares       |         |--|------------     Shares       |
     ||  |       A TEXAS LLOYDS         |        |   |                              |         |  |                              |
     ||  |                              |        |   |                 Cost         |         |  |                 Cost         |
     ||  |                              |        |   |                 ----         |         |  |                 ----         |
     ||  |                              |        |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $87,943,140  |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||                                          |                                            |
     ||  --------------------------------        |   --------------------------------         |  --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
     ||  |      INSURANCE COMPANY       |        |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
     ||  |Guaranty Fund                 |        |   |       INSURANCE COMPANY      |         |  |                              |
     ||  |------------                  |        |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
     ||==|Certificate                   |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |-----------      Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |Neckura-         ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $6,000,000   |         |  |100%             DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |        F & B, INC.           |   |    |   |      COLONIAL INSURANCE      |         |  |         NECKURA LIFE         |
         |                              |   |    |   |     COMPANY OF WISCONSIN     |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |          (COLONIAL)          |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:   4,000         |
         |                 Cost         |   |    |   |------------     Shares       |         |  |------------    Shares        |
         |                 ----         |   |    |   |                 Cost         |         |  |                Cost          |
         |Farmland                      |   |    |   |                 ----         |         |  |                ----          |
         |Mutual-100%      $10          |   |    |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%    DM 15,825,681 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |    COOPERATIVE SERVICE       |   |    |   |         SCOTTSDALE           |         |  |        NECKURA GENERAL       |
         |          COMPANY             |   |    |   |      INSURANCE COMPANY       |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |            (SIC)             |         |  |                              |
         |------------                  |   |    |   |Common Stock:    30,136       |         |  |Common Stock:    1,500        |
         |                 Cost         |----    |---|------------     Shares       | ----    |--|------------     Shares       |
         |                 ----         |        |   |                 Cost         |    |    |  |                 Cost         |
         |Farmland         $3,506,173   |        |   |                 ----         |    |    |  |                 ----         |
         |Mutual-100%                   |        |   |Casualty-100%    $150,000,000 |    |    |  |Neckura-100%     DM 1,656,925 |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         | NATIONWIDE AGRIBUSINESS      |        |   |          SCOTTSDALE          |    |    |  |       COLUMBUS INSURANCE     |
         |    INSURANCE COMPANY         |        |   |        SURPLUS LINES         |    |    |  |      BROKERAGE AND SERVICE   |
         |Common Stock:    1,000,000    |        |   |       INSURANCE COMPANY      |    |    |  |              GmbH            |
         |------------     Shares       |        |   | Common Stock:    10,000      |    |    |  |Common Stock:    1 Share      |
         |                              |--------|   | ------------     Shares      | ---|    |--|------------                  |
         |                    Cost      |        |   |                              |    |    |  |                              |
         |Casualty-99.9%      ----      |        |   |                   Cost       |    |    |  |                 Cost         |
         |Other Capital:   $26,714,335  |        |   |                   ----       |    |    |  |                 ----         |
         |-------------                 |        |   | SIC-100%          $6,000,000 |    |    |  |Neckura-100%     DM 51,639    |
         |Casualty-Ptd.    $   713,576  |        |   |                              |    |    |  |                              |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
                                                 |                                       |    |
         --------------------------------        |   --------------------------------    |    |  --------------------------------
         |    NATIONAL CASUALTY         |        |   |      NATIONAL PREMIUM &      |    |    |  |          LEBEN DIREKT        |
         |          COMPANY             |        |   |    BENEFIT ADMINISTRATION    |    |    |  |        INSURANCE COMPANY     |
         |           (NC)               |        |   |           COMPANY            |    |    |  |                              |
         |Common Stock:    100 Shares   |        |   |Common Stock:    10,000       |    |    |  |Common Stock:    4,000 Shares |
         |------------                  |--------|   |------------     Shares       |----|    |--|------------                  |
         |                 Cost         |            |                 Cost         |         |  |                 Cost         |
         |                 ----         |            |                 ----         |         |  |                 ----         |
         |Casualty-100%    $67,442,439  |            |Scottsdale-100%  $10,000      |         |  |Neckura-100%     DM 4,000,000 |
         --------------------------------            --------------------------------         |  --------------------------------
                       |                                                                      |
         --------------------------------            --------------------------------         |  --------------------------------
         |    NCC OF AMERICA, LTD.      |            |         SVM SALES            |         |  |          AUTO DIREKT         |
         |        (INACTIVE)            |            |            GmbH              |         |  |       INSURANCE COMPANY      |
         |                              |            |                              |         |  |                              |
         |                              |            |Common Stock:    50 Shares    |         |  |Common Stock:    1500 Shares  |
         |                              |            |------------                  |------------|------------                  |
         |                              |            |                 Cost         |            |                 Cost         |
         |NC-100%                       |            |                 ----         |            |                 ----         |
         |                              |            |Neckura-100%     DM 50,000    |            |Neckura-100%     DM 1,643,149 |
         |                              |            |                              |            |                              |
         |                              |            |                              |            |                              |
         --------------------------------            --------------------------------            --------------------------------


                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
-----------------------------------------------------------------------|
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------|-----------------------       |
  |                                          |                                           |                      |       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |       |        |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |       |        |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |       |        |                                |
  |     |                              |     |    |        CORPORATION           |       |        |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |       |        |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |       |        |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |       |        |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |       |        |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |       |        |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |       |        |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |       |        |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |       |        |         ALLNATIONS, INC.       |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |       |        |Common Stock:    10,330 Shares  |
  |     |                              |     |    |                              |       |        |-------------    Cost           |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |       |--------|                 ----           |
  |     |------------     Shares       |     |    |------------     Shares       |       |        |Casualty-18.6%   $88,320        |
  |     |                 Cost         |     |    |                 Cost         |       |        |Fire-18.6%       $88,463        |
  |     |                 ----         |     |    |                 ----         |       |        |Preferred Stock  1466 Shares    |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |       |        |---------------  Cost           |
  |     |                              |     |    |                              |       |        |                 ----           |
  |     |                              |     |    |                              |       |        |Casualty-6.8%    $100,000       |
  |     |                              |     |    |                              |       |        |Fire-6.8%        $100,000       |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |       |        |      PENSION ASSOCIATES        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |       |        |        OF WAUSAU, INC.         |
  |     |                              |     |    |Common Stock:    100 Shares   |       |        |Common Stock:    1,000 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |       |--------|-------------                   |
  |     |------------     Shares       |     |    |                 Cost         |       |        |                 Cost           |
  |     |                 Cost         |     |    |                 ----         |       |        |                 ----           |
  |     |                 ----         |     |    |Casualty-90%     $9,000       |       |        |                                |
  |     |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |       |        |Casualty-100%    $2,839,392     |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |                   ||                     |                                           |
  |     --------------------------------     |    --------------------------------       |        ----------------------------------
  |     |   COLONIAL COUNTY MUTUAL     |     |    |    NATIONWIDE INSURANCE      |       |        |       AMERCIAN MARINE          |
  |     |      INSURANCE COMPANY       |     |    |     COMPANY OF FLORIDA       |       |        |      UNDERWRITERS, INC.        |
  |     |                              |     |    |Common Stock:    10,000       |       |        |Common Stock:    20 Shares      |
  |     |Surplus Debentures            |     |    |-------------    Shares       |       |        |-------------                   |
  |     |------------------            |     |----|                              |       |--------|                 Cost           |
  |     |                 Cost         |     |    |                 Cost         |                |                 ----           |
  |     |                 ----         |     |    |                 ----         |                |                                |
  |     |Colonial         $500,000     |     |    |Casualty-100%    $300,000,000 |                |Casualty-100%    $5,020         |
  |     |Lone Star         150,000     |     |    |                              |                |                                |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |       TIG COUNTRYWIDE        |     |    |    WAUSAU INTERNATIONAL      |
  |     |      INSURANCE COMPANY       |     |    |        UNDERWRITERS          |
  |     |Common Stock     12,000       |     |    |                              |
  |     |------------     Shares       |     |    |Common Stock:    1,000 Shares |
  |-----|                              |     -----|------------                  |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $215,273,000 |     |    |Casualty-100%    $10,000      |
  |     |                              |     |    |                              |
  |     --------------------------------     |    |                              |
  |                                          |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |     NATIONWIDE INSURANCE     |     |    |         NATIONWIDE           |
  |     |   ENTERPRISE SERVICES, LTD.  |     |    |          ARENA LLC           |
  |     |                              |     |    |                              |
  |     |Single Member Limited         |     |    |                              |
  |.....|Liability Company             |     |....|                              |
        |                              |          |                              |
        |                              |          |                              |
        |Casualty-100%                 |          |Casualty-90%                  |
        |                              |          |                              |
        --------------------------------          --------------------------------


Subsidiary Companies      -- Solid Line
Contractual Association   -- Double Line
Limited Liability Company -- Dotted Line

December 31, 1998

                                                                                                                         (Left Side)

                             |----------------------------------|-----------------------------------|-------------------------------
                             |                                  |                                   |
               -----------------------------      -----------------------------      -----------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
               ----------------|------------      -----------------------------      ---------------||------------
                               |                                                                    ||
-----------------------------  |  -----------------------------      -----------------------------  ||  ----------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |  ADVISORY SERVICES, INC.  |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|                           |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 66,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life -100% $58,070,003 |  |  | NW Life -100% $5,996,261  |  ||  | NFIDAI -100% $100         |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |  INVESTORS SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5 Shares    |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------              |--||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life -100% $35,971,375 |  |  | NW Adv. Serv. -100% $5,000|  ||  | NFIDAI -100% $10,100      |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life -100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $153,000     |  ||  |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
                               |                                 ||                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------  ||  ----------------------------
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|      INVESTORS, LTD.      |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Units:                    |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------                    |..|  |                           |==||  | ------------  Shares      |--||==|          AGENCY OF       |
|                           |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|                           |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life -90%              |  |  |                           |  ||  |               ----        |      |                          |
| NW Mutual-10%             |  |  |      COMMON LAW TRUST     |  ||  | NFIDAI -100% $100         |      |                          |
-----------------------------  |  -----------------------------  ||  -----------------------------      ----------------------------
                               |                                 ||
-----------------------------  |  -----------------------------  ||  -----------------------------
|        NATIONWIDE         |  |  |         NATIONWIDE        |  ||  |        NATIONWIDE         |
|       PROPERTIES, LTD.    |  |  |          INVESTING        |  ||  |         INVESTING         |
|                           |  |  |        FOUNDATION II      |  ||  |       FOUNDATION III      |
| Units:                    |..|  |                           |  ||  |                           |
| ------                    |     |                           |==||==|                           |
|                           |     |                           |  ||  |                           |
|                           |     |                           |  ||  |                           |      ----------------------
| NW Life -97.6%            |     |                           |  ||  |                           |      |  MORLEY RESEARCH   |
| NW Mutual -2.4%           |     |      COMMON LAW TRUST     |  ||  |    OHIO BUSINESS TRUST    |      |  ASSOCIATES, LTD.  |
-----------------------------     -----------------------------  ||  -----------------------------      |                    |
                                                                 ||                                     |Common Stock: 1,000 |
                                  -----------------------------  ||  -----------------------------      |------------- Shares|------
                                  |         NATIONWIDE        |  ||  |         NATIONWIDE        |      |              Cost  |
                                  |      SEPARATE ACCOUNT     |  ||  |  ASSET ALLOCATION TRUST   |      |              ----  |
                                  |            TRUST          |  ||  |                           |      |Morley-100%   $1,000|
                                  |                           |  ||  |                           |      ----------------------
                                  |                           |==||==|                           |
                                  |                           |      |                           |
                                  |                           |      |                           |
                                  |                           |      |        MASSACHUSETTS      |
                                  |      COMMON LAW TRUST     |      |       BUSINESS TRUST      |
                                  -----------------------------      -----------------------------

                                                                                                                           (Center)
                                               NATIONWIDE INSURANCE ENTERPRISE (R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   Common Stock:           Control:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |              Shares      Cost         |
                                                  |             ------      ----          |
                                                  |Casualty     12,992,922   $751,352,485 |
                                                  |Fire            649,510     24,007,936 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public--100%  |
                                                      |Class B      NW Corp--100% |
                                                      ---------------|-------------
                                                                     |
-----------------|-------------------------------|-------------------|--------------------------------|-----------------------------
                 |                               |                   |                                |
    -------------|---------------  --------------|--------------     |                 ---------------|-------------
    |     MORLEY FINANCIAL      |  | THE 401(k) COMPANIES, INC.|     |                 |   NATIONWIDE RETIREMENT   |
    |  SERVICES, INC. (MORLEY)  |  |        (401(k))           |     |                 |      SOLUTIONS, INC.      |
    |Common Stock:  82,343      |  |Common Stock:   Control:   |     |                 |Common Stock: 236,494      |
|---|-------------  Shares      |  |-------------   -------    |--|  |                 |------------- Shares       |
|   |                           |  |Class A         Other-100% |  |  |                 |                           |
|   |NFS-100%                   |  |Class B         NFS  -100% |  |  |                 |NRS-100%                   |
|   -----------------------------  -----------------------------  |  |                 ---------------|-------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |         MORLEY &          |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |     ASSOCIATES, INC.      |  |      SERVICES, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF NEW |
|   |                           |  |                           |  |  | |        ALABAMA            |  |  |         MEXICO          |
|   |Common Stock: 3,500        |  | Common Stock: 1,000,000   |  |  | | Common Stock: 10,000      |  |  | Common Stock: 1,000     |
|---|------------- Shares       |  | ------------- Shares      |--|  | | ------------- Shares      |--|--| ------------- Shares    |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $1,000       |  |401(k)-100%    $7,800      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |       MORLEY CAPITAL      |  |    401(k) INVESTMENT      |  |  | |   NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT   |
|   |         MANAGEMENT        |  |      ADVISORS, INC.       |  |  | |    SOLUTIONS, INC. OF     |  |  |  SOLUTIONS, INC. OF     |
|   |                           |  |                           |  |  | |         ARIZONA           |  |  |       SO. DAKOTA        |
|   |Common Stock: 500          |  |Common Stock: 1,000        |  |  | |Common Stock: 1,000        |  |  |Common Stock: 1,000      |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |               Cost        |  |  | |               Cost        |  |  |             Cost        |
|   |              ----         |  |               ----        |  |  | |               ----        |  |  |             ----        |
|   |Morley-100%   $5,000       |  |401(k)-100%    $1,000      |  |  | |NRS-100%       $1,000      |  |  |NRS-100%     $1,000      |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|                                                                 |  |                                |
|   -----------------------------  -----------------------------  |  | -----------------------------  |  ---------------------------
|   |        UNION BOND         |  |     401(k) ICOMPANY       |  |  | |  NATIONWIDE RETIREMENT    |  |  |  NATIONWIDE RETIREMENT  |
|   |      & TRUST COMPANY      |  |                           |  |  | |   SOLUTIONS, INC. OF      |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |  |  | |         ARKANSAS          |  |  |         WYOMING         |
|   |Common Stock: 2,000        |  |Common Stock: 855,000      |  |  | |Common Stock: 50,000       |  |  |Common Stock: 500        |
|---|------------- Shares       |  |------------- Shares       |--|  | |------------- Shares       |--|--|------------- Shares     |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |              Cost       |
|   |              ----         |  |              ----         |     | |              ----         |  |  |              ----       |
|   |Morley-100%   $50,000      |  |401(k)-100%   $1,000       |     | |NRS-100%      $500         |  |  |NRS-100%      $500       |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |    PORTLAND INVESTMENT    |  |     NATIONWIDE TRUST      |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      SERVICES, INC.       |  |       COMPANY, FSB        |     | |  SOLUTIONS, INS. AGENCY,  |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |            INC.           |  |  |           OHIO          |
|   |Common Stock: 1,000        |  |Common Stock: 2,800,000    |     | |Common Stock: 1,000        |  |  |                         |
|---|------------- Shares       |  |------------- Shares       |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |              Cost         |     | |              Cost         |  |  |                         |
|   |              ----         |  |              ----         |     | |              ----         |  |  |                         |
|   |Morley-100%   $25,000      |  |NFS-100%      $3,500,000   |     | |NRS -100%     $1,000       |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | ----------------------------   |  ---------------------------
|   |     EXCALIBER FUNDING     |  |   NATIONWIDE FINANCIAL    |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |       CORPORATION         |  | SERVICES CAPITAL TRUST II |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |         MONTANA           |  |  |        OKLAHOMA         |
|   |Common Stock: 1,000        |  |                           |     | |Common Stock: 500          |  |  |                         |
|---|------------- Shares       |  |                           |-----| |------------- Shares       |--|==|                         |
|   |              Cost         |  |                           |     | |              Cost         |  |  |                         |
|   |              ----         |  |                           |     | |              ----         |  |  |                         |
|   |Morley-100%   $1,000       |  |NFS-100%                   |     | |NRS-100%      $500         |  |  |                         |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|                                                                    |                                |
|   -----------------------------  -----------------------------     | -----------------------------  |  ---------------------------
|   |     CALIBER FUNDING       |  |   NFS DISTRIBUTORS INC.   |     | |   NATIONWIDE RETIREMENT   |  |  |  NATIONWIDE RETIREMENT  |
|   |      CORPORATION          |  |                           |     | |    SOLUTIONS, INC. OF     |  |  |   SOLUTIONS, INC. OF    |
|   |                           |  |                           |     | |          NEVADA           |  |  |        TEXAS            |
|   |                           |  |                           |     | | Common Stock: 1,000       |  |  |                         |
|---|                           |  |                           |-----| | ------------- Shares      |--|==|                         |
    |                           |  |                           |       |               Cost        |     |                         |
    |                           |  |                           |       |               ----        |     |                         |
    |Morley-100%                |  |NFS-100%                   |       | NRS-100%      $1,000      |     |                         |
    -----------------------------  -----------------------------       -----------------------------     ---------------------------


                                                                                                                            (Right)
------------------------------------------------|--------------------|---------------------------------------|
                                                |                    |                                       |
                                                |     ---------------|----------------         --------------|----------------
                                                |     | EMPLOYERS LIFE INSURANCE CO. |         |      GATES MCDONALD         |
                                                |     |       OF WAUSAU (ELIOW)      |         |     & COMPANY (GATES)       |
                                                |     |                              |         |                             |
                                                |     |Common Stock:    250,000      |         |Common Stock:    254         |
                                                |  |--|-------------    Shares       |      |--|-------------    Shares      |
                                                |  |  |                              |      |  |                             |
                                                |  |  |                 Cost         |      |  |                 Cost        |
                                                |  |  |                 ----         |      |  |                 ----        |
                                                |  |  |NW CORP. -100%   $126,509,480 |      |  |NW CORP. -100%   $25,683,532 |
                                                |  |  --------------------------------      |  -------------------------------
------------                                    |  |                                        |
           |  --------------------------------  |  |  --------------------------------      |  --------------------------------
           |  |       NATIONWIDE TRUST       |  |  |  |       WAUSAU PREFERRED       |      |  |          HEALTHCARE          |
           |  |           COMPANY            |  |  |  |      HEALTH INSURANCE CO.    |      |  |          FIRST, INC.         |
           |  |                              |  |  |  |                              |      |  |                              |
           |  |Common Stock:    2,800,000    |  |  |  |Common Stock:    200          |      |  |                              |
           |--|-------------    Shares       |  |  |--|-------------    Shares       |      |--|                              |
           |  |                              |  |     |                              |      |  |                              |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost         |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----         |
           |  |NFS-100%         $3,500,000   |  |     |ELIOW -100%      $57,413,193  |      |  |Gates-100%       $6,700,000   |
           |  --------------------------------  |     --------------------------------      |  --------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE FINANCIAL     |  |     |       NATIONWIDE GLOBAL      |      |  |  GATES MCDONALD & COMPANY  |
           |  |    SERVICES (BERMUDA) INC.   |  |     |      HOLDINGS, INC. (NGH)    |      |  |      OF NEW YORK, INC.      |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    250,000      |  |     |Common Stock:    1            |      |  |Common Stock:   3            |
           |--|-------------    Shares       |  |-----|-------------    Share        |      |--|-------------   Shares       |
           |  |                              |  |     |                              |      |  |                             |
           |  |                 Cost         |  |     |                 Cost         |      |  |                 Cost        |
           |  |                 ----         |  |     |                 ----         |      |  |                 ----        |
           |  |NFS-100%         $3,500,000   |  |     |NW CORP.-100%    $7,000,000   |      |  |Gates-100%       $106,947    |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                    |                      |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |     NATIONWIDE DEFERRED      |  |     |  NATIONWIDE GLOBAL HOLDINGS  |      |  |   GATES MCDONALD & COMPANY  |
           |  |      COMPENSATION, INC.      |  |     |     -HONG KONG, LIMITED      |      |  |         OF NEVADA           |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |Common Stock:    2            |      |  |Common Stock:    40          |
           |--|                              |  |     |-------------    Shares       |      |--|-------------    Shares      |
           |  |                              |  |     |                              |      |  |                             |
           |  |                              |  |     |                              |      |  |                 Cost        |
           |  |                              |  |     |                              |      |  |                 ----        |
           |  |NFS-100%                      |  |     |NGH-100%                      |      |  |Gates-100%       $93,750     |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |                                    |                                           |
           |  --------------------------------  |     --------------------------------      |  -------------------------------
           |  |       IRVIN L. SCHWARTZ      |  |     |          NATIONWIDE          |      |  |      GATES McDONALD         |
           |  |      AND ASSOCIATES, INC.    |  |     |    HEALTH PLANS, INC. (NHP)  |      |  |     HEALTH PLUS, INC.       |
           |  |                              |  |     |                              |      |  |                             |
           |  |Common Stock:    Control      |  |     |Common Stock:    100          |      |  |Common Stock:    200         |
           |--|-------------    -------      |  |-----|-------------    Shares       |--|   |--|-------------    Shares      |
              |                              |  |     |                              |  |      |                             |
              |                              |  |     |                 Cost         |  |      |                 Cost        |
              |Class A          Other-100%   |  |     |                 ----         |  |      |                 ----        |
              |Class B          NFS  -100%   |  |     |NW CORP.-100%    $14,603,732  |  |      |Gates-100%       $2,000,000  |
              --------------------------------  |     --------------------------------  |      -------------------------------
                                                |                                       |
              --------------------------------  |     --------------------------------  |
              |     MRM INVESTMENTS, INC.    |  |     |    NATIONWIDE MANAGEMENT     |  |
              |                              |  |     |         SYSTEMS, INC.        |  |
              |                              |  |     |                              |  |
              |Common Stock:    1            |  |     |Common Stock:    100          |  |
              |-------------    Share        |--|     |-------------    Shares       |--|
              |                              |        |                              |  |
              |                 Cost         |        |                 Cost         |  |
              |                 ----         |        |                 ----         |  |
              |NW CORP.-100%    $7,000,000   |        |NHP Inc.-100%    $25,149      |  |
              --------------------------------        --------------------------------  |
                                                                                        |
                                                      --------------------------------  |
                                                      |          NATIONWIDE          |  |
                                                      |         AGENCY, INC.         |  |
                                                      |                              |  |
                                                      |Common Stock:    100          |  |
                                                      |------------     Shares       |--|
                                                      |                              |
                                                      |                 Cost         |
                                                      |                 ----         |
                                                      |NHP Inc.-99%     $116,077     |
                                                      --------------------------------

                                                                                Subsidiary Companies    --   Solid Line

                                                                                Contractual Association  --  Double Line

                                                                                Limited Liability Company -- Dotted Line



                                                                                                         December 31, 1998

                                                                                                                    Page 2

Item 27.     NUMBER OF CONTRACT OWNERS
             The number of contract owners of Qualified and Non-Qualified Contracts as of January 31, 1998 was 1 and 5, respectively.

Item 28.     INDEMNIFICATION
             Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio. Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     PRINCIPAL UNDERWRITER

             (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, and the Nationwide VLI Separate Account-5, all of which are separate investment accounts of Nationwide or its affiliates.

                  NAS also acts as principal underwriter for Nationwide Mutual Funds, Nationwide Separate Account Trust, and Nationwide Asset Allocation Trust, which are open-end management investment companies.

                                   97 of 103

             (b)

                                    NATIONWIDE ADVISORY SERVICES, INC.
                                          DIRECTORS AND OFFICERS

---------------------------------------------------------------------------------------------------------
                                                              POSITIONS AND OFFICES
     NAME AND BUSINESS ADDRESS                                   WITH UNDERWRITER
---------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                              President and Director
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Dimon R. McFerson                           Chairman of the Board of Directors and Chairman and Chief
One Nationwide Plaza                                      Executive Officer and Director
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Robert A. Oakley                              Executive Vice President - Chief Financial Officer and
One Nationwide Plaza                                                 Director
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                      Director
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Paul J. Hondros                                                      Director
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                      Executive Vice President - Chief Investment Officer and
One Nationwide Plaza                                                 Director
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Edwin P. McCausland, Jr.                          Senior Vice President-Fixed Income Securities
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Charles S. Bath                                            Vice President - Investments
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Alan A. Todryk                                              Vice President - Taxation
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Dennis W. Click                                            Vice President and Secretary
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
William G. Goslee                                                 Vice President
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
James F. Laird, Jr.                                     Vice President and General Manager
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Joseph P. Rath                                             Vice President - Compliance
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Christopher A. Cray                                                 Treasurer
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------

                                    98 of 103

---------------------------------------------------------------------------------------------------------
                                                              POSITIONS AND OFFICES
     NAME AND BUSINESS ADDRESS                                   WITH UNDERWRITER
---------------------------------------------------------------------------------------------------------
Elizabeth A. Davin                                             Assistant Secretary
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
David E. Simaitis                                              Assistant Secretary
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------
Patricia J. Smith                                              Assistant Secretary
One Nationwide Plaza
Columbus, OH  43215
---------------------------------------------------------------------------------------------------------

              (c)

-------------------------------------------------------------------------------------------------------------
NAME OF PRINCIPAL            NET UNDERWRITING       COMPENSATION ON       BROKERAGE        COMPENSATION
UNDERWRITER                  DISCOUNTS AND          REDEMPTION OR         COMMISSIONS
                             COMMISSIONS            ANNUITIZATION
-------------------------------------------------------------------------------------------------------------
Nationwide Advisory          N/A                    N/A                   N/A              N/A
Services, Inc.
-------------------------------------------------------------------------------------------------------------

Item 30.     LOCATION OF ACCOUNTS AND RECORDS

             John Davis
             Nationwide Life Insurance Company
             One Nationwide Plaza
             Columbus, OH  43215

Item 31.     MANAGEMENT SERVICES
             Not Applicable

                                    99 of 103

Item 32.     UNDERTAKINGS
             The Registrant hereby undertakes to:
             (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
             (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
             (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code are issued by Nationwide in reliance upon, and in compliance with a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

             Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   100 of 103

                     Offered by Nationwide Life and Annuity
                                Insurance Company




                           NATIONWIDE LIFE AND ANNUITY
                                INSURANCE COMPANY




                        Nationwide VA Separate Account-A


                       Deferred Variable Annuity Contracts




                                   PROSPECTUS




                                   May 1, 1999

                                   101 of 103

                          INDEPENDENT AUDITORS' CONSENT

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account - A:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                           KPMG LLP


Columbus, Ohio
April 29, 1999

                                   102 of 103

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment which has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 17th of September, 1999.


                                       NATIONWIDE VA SEPARATE ACCOUNT-A
                               -------------------------------------------------
                                                 (Registrant)

                                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               -------------------------------------------------
                                                 (Depositor)

                                             By/s/JOSEPH P. RATH
                               -------------------------------------------------
                                                Joseph P. Rath
                                Vice President - Product and Market Compliance


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 17th of September, 1999.


             SIGNATURE                               TITLE

LEWIS J. ALPHIN                                   Director
------------------------------------
Lewis J. Alphin


A. I. BELL                                        Director
------------------------------------
A. I. Bell


KENNETH D. DAVIS                                  Director
------------------------------------
Kenneth D. Davis


KEITH W. ECKEL                                    Director
------------------------------------
Keith W. Eckel


WILLARD J. ENGEL                                  Director
------------------------------------
Willard J. Engel


FRED C. FINNEY                                    Director
------------------------------------
Fred C. Finney


JOSEPH J. GASPER                        President and Chief Operating
------------------------------------        Officer and Director
Joseph J. Gasper


DIMON R. MCFERSON                       Chairman and Chief Executive
------------------------------------        Officer and Director
Dimon R. McFerson


DAVID O. MILLER                          Chairman of the Board and
------------------------------------              Director
David O. Miller


YVONNE L. MONTGOMERY                              Director
------------------------------------
Yvonne L. Montgomery


ROBERT A. OAKLEY                       Executive Vice President and Chief
------------------------------------          Financial Officer
Robert A. Oakley


RALPH M. PAIGE                                    Director
------------------------------------
Ralph M. Paige


JAMES F. PATTERSON                                Director
------------------------------------
James F. Patterson


ARDEN L. SHISLER                                  Director                      By /s/ JOSEPH P. RATH
------------------------------------                                          -------------------------
Arden L. Shisler                                                                    Joseph P. Rath
                                                                                   Attorney-in-Fact

ROBERT L. STEWART                                 Director
------------------------------------
Robert L. Stewart


NANCY C. THOMAS                                   Director
------------------------------------
Nancy C. Thomas

                                   103 of 103